               MUTUAL FUNDS
               FOR PEOPLE
[LOGO]         WHO PAY
               TAXES-Registered Trademark-                          [EDUCATION]





Semiannual Report March 31, 2000


                                   EATON VANCE                       California
[CARS ON STREET]                   MUNICIPALS
                                     TRUST                              Florida

                                                                  Massachusetts

                                                                    Mississippi

                                                                       New York

                                                                           Ohio

                                                                   Rhode Island
[BRIDGE]
                                                                  West Virginia

EATON VANCE MUNICIPALS FUNDS as of March 31, 2000
--------------------------------------------------------------------------------
L E T T E R   T O   S H A R E H O L D E R S
--------------------------------------------------------------------------------

                    The past year proved very challenging for bond investors,
[PHOTO]             as a strong economy led to higher interest rates and a
                    difficult environment for fixed-income vehicles. Amid a
Thomas J. Fetter    continuing robust economy, the Federal Reserve maintained
President           a watchful eye for any sign of inflation. On five
                    occasions during the past 12 months, the Fed has raised its
Federal Funds rate -- a key barometer of short-term interest rates -- in an attempt to reduce the potential for inflation.

The bond markets -- including the municipal market -- were on the defensive for much of the year, and in 1999 posted their worst showing since 1994. By early February, however, yields had peaked as the market began to rally in reaction to the Fed's continued anti-inflation stance and increasing volatility on the equity markets. By the end of March, yields had declined to their lowest levels in six months, with municipal bond yields exceeding Treasury yields.

A GROWING BUDGET SURPLUS SUGGESTS
A FAVORABLE LONG-TERM OUTLOOK FOR
MUNICIPAL BONDS...

A strong economy, combined with low inflation has resulted in the first budget surplus in a generation. Not surprisingly, the Treasury Department has announced that it will start to selectively buy back outstanding debt issues. That could well create a favorable long-term scenario for bonds. In addition, the forward calendar of new MUNICIPAL issuance is significantly lighter than in recent years. That should be a positive factor for municipal bonds because the market should be less impacted by supply pressures.

                                   [GRAPHIC]

MUNICIPAL BONDS FINANCE VITAL
PUBLIC PROJECTS WHILE PROVIDING
RELIEF TO TAX-WEARY INVESTORS...

Through their purchases of municipal bonds, investors provide financing for an array of vital public works, including those for transportation facilities, highway construction and industrial development. These projects not only improve our quality of life, but also promote private enterprise and create new jobs.

Adding to their unique role, municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance Municipals Funds will continue their traditional investment pursuit: maintaining a portfolio of primarily high-quality, intermediate-term bonds with competitive levels of tax-exempt income. Our goal remains to provide excellent income opportunities for today's tax-burdened investors.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             May 10, 2000



--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             ------------------------------------------------------------
                    - California's economic expansion continued in early 2000,
Cynthia J. Clemson    registering 3.1% employment growth over the past year. Job
Portfolio Manager     creation was especially strong in construction and
                      communications. Reflecting the surging economy, the state's March 2000 jobless rate was 4.9%, down from 5.5% a year earlier.

- The increase in construction employment reflected the strong California housing market. Despite rising interest rates, housing sales rose 7.5% in the past year, according to the California Association of Realtors. The median home price rose 17%.

- An improving Asian economic outlook has resulted in stronger demand for California's manufactured goods. The state's exports rose 2.4% in 1999, with technology equipment enjoying especially strong demand.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A and Class B shares had total returns of 0.24% and 0.21%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $10.06 on March 31, 2000 from $10.32 on September 30, 1999, and the reinvestment of $0.278 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $9.29 from $9.52, and the reinvestment of $0.244 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.52% for Class A and 5.27% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 10.08% and 9.62%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 5.14% and 5.09%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 9.38% and 9.29%.

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- In the past six months, special assessment bonds have been strong performers for the Portfolio. These bonds, highlighted in last year's report, came to market in a lower-interest rate environment, but as rates have inched up, supply has dwindled, making the bonds owned by the Portfolio more attractive in the market.

- As the municipals market declined in 1999, management was able to selectively establish tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         78
- Average Maturity:                         20.8 years
- Average Rating:                           A+
- Average Call:                             11.7 years
- Average Dollar Price:                     $90.30

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A       CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -4.52%        -4.58%
Five Years                                            5.55          4.72
Ten Years                                             N.A.          5.34
Life of Fund+                                         5.86          5.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -9.02%        -9.12%
Five Years                                            4.53          4.39
Ten Years                                             N.A.          5.34
Life of Fund+                                         4.98          5.76

+Inception date: Class A: 5/27/94; Class B: 12/19/85

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

[BAR CHART]

*Private insurance does not remove the interest rate risks associated with these investments.

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 45.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
  (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years;
  4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 67.9% of the Portfolio's net assets.

  Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE FLORIDA MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             -----------------------------------------------------------
                    - Florida's job growth outpaced the southeast region's and
Cynthia J. Clemson    the nation's as a whole over the past year. The fastest
Portfolio Manager     job creation occurred in the Orlando and Tampa areas,
                      driven by continued theme park building. Consumer confidence fell eight points in March, partially in response to increased gasoline prices and interest rate hikes.

- Florida's cruise industry continued to enjoy high occupancy rates in 1999, despite the addition of more ships to the fleet. Strong future bookings for 2000 have encouraged cruise lines to add even more ships in the coming year.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A and Class B shares had total returns of 1.42% and 1.08%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $9.93 on March 31, 2000 from $10.19 on September 30, 1999, and the reinvestment of $0.269 per share in tax-free dividend income and $0.125 per share in capital gains.(2) For Class B, this return resulted from a change in NAV to $10.18 from $10.43, and the reinvestment of $0.230 per share in tax-free dividend income and $0.125 per share in capital gains.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.44% for Class A and 4.57% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.01% and 7.57%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 5.54% and 5.02%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 9.17% and 8.31%.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Management has had the opportunity in the past six months to selectively invest in good-quality, non-rated, special assessment bonds. These types of bonds are raw-land deals backed by strong developers, which cater to both families and retirees.

- Management reduced the Portfolio's holdings in single-family housing credits, as that market became less attractive. The proceeds from the bonds were used to purchase some non-rated deals to improve overall yield.

- With muni yields higher, we focused on identifying bonds that could be sold at a loss, and using the proceeds to purchase more desirable bonds. This allowed management to realize a capital loss the Fund used to offset capital gains, thereby lowering tax liability.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         99
- Average Maturity:                         23.2 years
- Average Rating:                           AA
- Average Call:                             7.5 years
- Average Dollar Price:                     $93.69

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.


FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A       CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -3.05%        -3.77%
Five Years                                            4.90          4.00
Life of Fund+                                         5.66          5.92

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -7.69%        -8.32%
Five Years                                            3.87          3.67
Life of Fund+                                         4.81          5.92

+Inception date: Class A: 4/5/94; Class B: 8/28/90

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

[BAR CHART]

*Private insurance does not remove the interest rate risks associated with these investments.

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 39.60% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years; 4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 49.0% of the Portfolio's net assets.

  Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             -----------------------------------------------------------
                    - The Massachusetts economy has continued to advance in
Robert B. MacIntosh   2000. Financial services, retail trade, health services
Portfolio Manager     and technology were again among the largest sources of
                      new jobs. The March 2000 unemployment rate was 3.2%, slightly above the 3.1% rate of a year ago, but still well below the national rate.

- The Massachusetts Biomedical Initiative has been successful in luring biotech firms to central Massachusetts. The area's educated workforce and location near top-ranked universities have allowed companies to bring products to market faster than in less favorable business locales.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A, Class B, and Class I shares had total returns of 0.84%, 0.53% and 1.01%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $8.93 on March 31, 2000 from $9.11 on September 30, 1999, and the reinvestment of $0.251 per share in tax-free income;(2) for Class B, a change in NAV to $9.95 from $10.13, and the reinvestment of $0.229 per share in tax-free income;(2) and for Class I, a change in NAV to $9.22 from $9.39, and the reinvestment of $0.259 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.61% for Class A, 4.62% for Class B, and 5.64% for Class I.(3) The distribution rates of Classes A, B, and I are equivalent to taxable rates of 9.86%, 8.12%, and 9.92%, respectively.(4)

- The SEC 30-day yields for Class A, B, and I shares at March 31 were 5.05%, 4.56%, and 5.50%, respectively.(5) The SEC 30-day yields of Classes A, B, and I are equivalent to taxable yields of 8.88%, 8.02%, and 9.67%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- In the past six months, management has been emphasizing sectors that could undergo a decrease in supply in the future, while avoiding areas that should see a jump in supply. For that reason, we have limited exposure to the "Big Dig" project, as many new bonds are expected to be issued to help finance the massive construction project.

- Hospital bonds represented the Portfolio's largest sector weighting at March 31, though we continue to be cautious about this very competitive market. We focused on those institutions with sound financial structures, good management and a favorable demographic base.

- We have also emphasized education bonds in the past year, as many secondary schools in Massachusetts have issued debt. These bonds tend to have good credit quality and to be one-time issues.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         66
- Average Maturity:                         20.3 years
- Average Rating:                           A+
- Average Call:                             7.5 years
- Average Dollar Price:                     $87.00

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A   CLASS B   CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -3.23%    -4.13%    -3.24%
Five Years                                            4.95      4.21      5.11
Life of Fund+                                         3.70      5.40      4.41

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -7.86%    -8.71%    -3.24%
Five Years                                            3.93      3.87      5.11
Life of Fund+                                         2.91      5.40      4.41

+Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I:6/17/93

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

[BAR CHART]

*Private insurance does not remove the interest rate risks associated with these investments.

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 43.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
  (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years; 4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 66.2% of the Portfolio's net assets.

  Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MISSISSIPPI MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             -----------------------------------------------------------
                    - Mississippi's seasonally adjusted unemployment rate for
Cynthia J. Clemson    March 2000 was 5.5%, an increase of 0.3% from the
Portfolio Manager     previous March. New growth in the casino industry, a
                      major engine of the state economy, is beginning to stabilize, though revenues for existing casinos continue to be strong.

- In late 1999, the Mississippi legislature began work on a series of initiatives designed to improve the state's long-range economic profile and ability to compete in a global market place. The focal points include education reform, science and technology development, and workplace training.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A and Class B shares had total returns of 1.02% and 0.71%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $9.20 on March 31, 2000 from $9.35 on September 30, 1999, and the reinvestment of $0.240 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $9.42 from $9.56, and the reinvestment of $0.205 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.22% for Class A and 4.36% for Class B.(3) The distribution rates of Classes A and B are equivalent to taxable rates of 9.10% and 7.60%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.84% and 4.47%, respectively.(5) The SEC 30-day yields of Classes A and B are equivalent to taxable yields of 8.43% and 7.79%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Mississippi issuers have been quiet in the past year. With fewer issues to choose from, management focused on improving structural characteristics whenever possible. For example, we were able to upgrade the average call date of the Portfolio from 8.5 years at March 1999, to 9.0 years at March 2000.

- The Portfolio benefited from the above-average yields provided by selected industrial development bonds (IDBs), including a 7.15% issue for E.I. DuPont. IDBs are used to finance local economic development.

- With muni yields higher, we focused on identifying bonds that could be sold at a loss, and using the proceeds to purchase more desirable bonds. This allowed us to realize a capital loss the Fund used to offset capital gains, thereby lowering tax liability.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         32
- Average Maturity:                         18.9 years
- Average Rating:                           AA
- Average Call:                             8.5 years
- Average Dollar Price:                     $95.90

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A       CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -1.98%        -2.74%
Five Years                                            5.14          4.59
Life of Fund+                                         3.77          3.79

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -6.60%        -7.40%
Five Years                                            4.12          4.25
Life of Fund+                                         2.97          4.80

+Inception date: Class A: 12/7/93; Class B: 6/11/93

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

[BAR CHART]

*Private insurance does not remove the interest rate risks associated with these investments.

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 42.62% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
  (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years;
  4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 61.0% of the Portfolio's net assets.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NEW YORK MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             -----------------------------------------------------------
                    - Reversing the trend of recent years, New York's 2.6% job
Thomas J. Fetter      growth rate far exceeded that of the nation in 1999,
Portfolio Manager     with 199,000 new jobs created. The services, trade and
                      construction sectors witnessed especially strong growth.
                      The state's unemployment rate declined to 4.6% in March
                      2000, down 1.2% from a year earlier.

- Despite sharply higher interest rates, New York City's securities industry registered record profits in 1999. Benefiting from low inflation and a global economic integration, the industry is estimated to have paid bonuses of $13.6 billion during the year.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A and Class B shares had total returns of 2.28% and 1.83%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $9.81 on March 31, 2000 from $9.86 on September 30, 1999, and the reinvestment of $0.265 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $10.59 from $10.64, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.40% for Class A and 4.50% for Class B.(3) The distribution rates of Classes A and B are equivalent to taxable rates of 9.60% and 8.00%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.13% and 4.58%, respectively.(5) The SEC 30-day yields of Classes A and B are equivalent to taxable yields of 7.34% and 8.14%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Special tax revenue bonds remained a significant portion of the Portfolio. These issues are used to finance infrastructure projects, including transportation equipment, water and sewer facilities, and road construction.

- Education remained the Portfolio's largest sector weighting. Many of the bonds in this category were issued by the New York Dormitory Authority. The proceeds are earmarked for the construction, expansion, and maintenance of student residences throughout the state.

- Call protection remained an important structural consideration. As more bonds have reached early redemption dates, management increased call protection to improve the Portfolio's performance characteristics.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         70
- Average Maturity:                         20.9 years
- Average Rating:                           A+
- Average Call:                             12.4 years
- Average Dollar Price:                     $97.01

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A       CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -1.98%        -2.77%
Five Years                                            5.60          4.73
Life of Fund+                                         5.77          6.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -6.67%        -7.42%
Five Years                                            4.58          4.40
Life of Fund+                                         4.91          6.44

+Inception date: Class A: 4/15/94; Class B: 8/30/90

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

[BAR CHART]

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 43.74% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
  (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years;
  4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 57.3% of the Portfolio's net assets.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE OHIO MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             -----------------------------------------------------------
                    - The Ohio economy retained its strong momentum in the
Thomas J. Fetter      first quarter of 2000. The service sector, especially
Portfolio Manager     business services, provided the largest increase in new
                      jobs, which rose by 212,000 during the year. The state's
                      March 2000 unemployment rate was 3.9%, down from 4.2% a year earlier.

- Ohio's steel producers are once again facing the challenge of cheap foreign imports. According to the American Iron and Steel Institute, U.S. steel buyers imported 3 million net tons in January 2000, an increase of 8.6% over January 1999.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A and Class B shares had total returns of -0.15% and -0.55%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $8.84 on March 31, 2000 from $9.12 on September 30, 1999, and the reinvestment of $0.261 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $9.98 from $10.29, and the reinvestment of $0.250 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.92% for Class A and 5.06% for Class B.(3) The distribution rates of Classes A and B are equivalent to taxable rates of 10.60% and 9.06%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 5.34% and 4.80%, respectively.(5) The SEC 30-day yields of Classes A and B are equivalent to taxable yields of 9.56% and 8.59%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- As the municipals market declined in 1999, management was able to selectively establish tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

- Industrial development bonds (IDB), which are used to finance local economic development, provided excellent sources of income for the Portfolio. Industries represented in the Portfolio's IDB holdings included consumer products, transportation and paper.

- Call protection remained an important structural consideration. As more bonds have reached early redemption dates, management increased call protection to improve the Portfolio's performance characteristics.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         86
- Average Maturity:                         21.6 years
- Average Rating:                           A+
- Average Call:                             7.4 years
- Average Dollar Price:                     $96.81

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A       CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -3.73%        -4.59%
Five Years                                            4.89          4.15
Life of Fund+                                         3.54          5.41

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -8.26%        -9.14%
Five Years                                            3.87          3.82
Life of Fund+                                         2.74          5.41

+Inception date: Class A: 12/7/93; Class B: 4/18/91

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

                              [BAR CHART]

*Private insurance does not remove the interest rate risks associated with these investments.

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 44.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
  (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years;
  4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 59.1% of the Portfolio's net assets.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE RHODE ISLAND MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             -----------------------------------------------------------
                    - The March seasonally adjusted unemployment rate in Rhode
Robert B. MacIntosh   Island fell to 3.7%,the lowest level recorded in the
Portfolio Manager     state since June 1989, and well below the national rate
                      of 4.1%. The number of jobs in Rhode Island increased by 8,500 between March 1999 and March 2000, with especially strong growth in services and trade.

- Employment in retail trade and construction saw significant gains over the year with the opening of the Providence Place Mall. Rhode Island also boosted its profile as a financial services employer, with major investment firms and banks expanding throughout the state.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A and Class B shares had total returns of 1.68% and 1.36%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $8.98 on March 31, 2000 from $9.07 on September 30, 1999, and the reinvestment of $0.235 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $9.20 from $9.28, and the reinvestment of $0.200 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.22% for Class A and 4.37% for Class B.(3) The distribution rates of Classes A and B are equivalent to taxable rates of 9.63% and 8.07%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.99% and 4.50%, respectively.(5) The SEC 30-day yields of Classes A and B are equivalent to taxable yields of 9.21% and 8.31%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- In Rhode Island, relatively few new issues come to market each year. To supplement the Portfolio, management has investments in bonds issued by Puerto Rico and Guam, which are tax-exempt in Rhode Island and offered attractive trading characteristics.

- New investments in Rhode Island included an additional holding in Johnson and Wales University, a new nursing home credit issued by Roger Williams Realty, and a position in the T.F. Green International Airport.

- Management selectively established tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         44
- Average Maturity:                         22.1 years
- Average Rating:                           AA+
- Average Call:                             8.3 years
- Average Dollar Price:                     $93.74

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A       CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -3.12%        -3.75%
Five Years                                            4.61          4.19
Life of Fund+                                         3.33          3.52

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -7.76%        -8.36%
Five Years                                            3.59          3.86
Life of Fund+                                         2.53          3.52

+Inception date: Class A: 12/7/93; Class B: 6/11/93

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

[BAR CHART]

*Private insurance does not remove the interest rate risks associated with these investments.

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 45.82% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
  (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years;
  4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 57.0% of the Portfolio's net assets.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

                    THE ECONOMY
[PHOTO]             -----------------------------------------------------------
                    - West Virginia's seasonally adjusted unemployment rate
Robert B. MacIntosh   dropped to 5.1% in March 2000 from 6.9% the previous
Portfolio Manager     March. With the U.S. rate at 4.1%, this marks the
                      narrowest gap between state and national unemployment figures in 20 years, and is the lowest unemployment rate recorded in the state since 1978.

- From 1997 to 1999, nearly 29,000 new jobs were created in West Virginia, the largest 3-year job creation figure in the state's history. A significant portion of the jobs was generated by companies new to West Virginia, indicative of the state's increasing ability to attract new businesses and investors.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended March 31, 2000, the Fund's Class A and Class B shares had total returns of 1.39% and 1.05%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $9.17 on March 31, 2000 from $9.29 on September 30, 1999, and the reinvestment of $0.243 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $9.36 from $9.47, and the reinvestment of $0.205 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2000, the distribution rates were 5.29% for Class A and 4.39% for Class B.(3) The distribution rates of Classes A and B are equivalent to taxable rates of 9.71% and 8.06%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.36% and 4.40%, respectively.(5) The SEC 30-day yields of Classes A and B are equivalent to taxable yields of 8.00% and 8.08%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- We are pleased to announce that in January 2000, Robert B. MacIntosh became the Portfolio Manager of Eaton Vance West Virginia Municipals Fund.
  Mr. MacIntosh, a Vice President of Eaton Vance, is the company's Chief Economist as well.

- Management has been reducing its exposure to older, industrial development credits. The credit prospects for such bonds have limited upside; instead, management intends to focus on using the proceeds from these bonds to invest in newer issues we believe have better trading potential.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS+
--------------------------------------------------------------------------------

- Number of Issues:                         36
- Average Maturity:                         19.4 years
- Average Rating:                           AA
- Average Call:                             6.4 years
- Average Dollar Price:                     $92.24

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[PIE CHART]

+As of March 31, 2000. May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2000
--------------------------------------------------------------------------------

PERFORMANCE(6)                                      CLASS A       CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -2.91%        -3.62%
Five Years                                            5.05          4.37
Life of Fund+                                         3.77          3.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -7.55%        -8.23%
Five Years                                            4.03          4.03
Life of Fund+                                         2.97          3.64

+Inception date: Class A: 12/13/93; Class B: 6/11/93

5 LARGEST CATEGORIES(7)
--------------------------------------------------------------------------------
By total net assets

[BAR CHART]

*Private insurance does not remove the interest rate risks associated with these investments.

  (1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4) Taxable-equivalent figures assume maximum 45.53% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
  (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years;
  4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. (7) May not represent the Portfolio's current or future investments. Five largest categories represent 62.8% of the Portfolio's investments.

  Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $235,320,118    $305,445,096     $189,612,125       $15,677,303
   Unrealized appreciation
      (depreciation)                          8,392,953      (2,978,339)      (2,542,865)          139,573
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $243,713,071    $302,466,757     $187,069,260       $15,816,876
-------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $    370,314    $     28,954     $     11,915       $     1,598
Miscellaneous receivable                         10,763              --               --                --
-------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $244,094,148    $302,495,711     $187,081,175       $15,818,474
-------------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $    756,221    $    380,239     $    354,773       $     4,940
Dividends payable                               568,699         617,541          383,280            31,570
Accrued expenses                                231,533         199,600          120,755            15,320
-------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $  1,556,453    $  1,197,380     $    858,808       $    51,830
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $242,537,695    $301,298,331     $186,222,367       $15,766,644
-------------------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------------------
Paid-in capital                            $252,861,253    $306,194,849     $195,759,530       $16,969,977
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (18,734,069)     (2,020,461)      (6,701,559)       (1,370,219)
Accumulated undistributed (distributions
   in excess of) net investment income           17,558         102,282         (292,739)           27,313
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                      8,392,953      (2,978,339)      (2,542,865)          139,573
-------------------------------------------------------------------------------------------------------------
TOTAL                                      $242,537,695    $301,298,331     $186,222,367       $15,766,644
-------------------------------------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 16,243,762    $ 13,887,694     $ 12,772,824       $   995,574
SHARES OUTSTANDING                            1,614,642       1,398,869        1,429,819           108,207
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      10.06    $       9.93     $       8.93       $      9.20
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      10.56    $      10.43     $       9.38       $      9.66
-------------------------------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $226,293,933    $287,410,637     $165,145,181       $14,771,070
SHARES OUTSTANDING                           24,363,719      28,244,066       16,598,198         1,568,176
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $       9.29    $      10.18     $       9.95       $      9.42
-------------------------------------------------------------------------------------------------------------
Class I Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $         --    $         --     $  8,304,362       $        --
SHARES OUTSTANDING                                   --              --          900,892                --
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $         --    $         --     $       9.22       $        --
-------------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                          NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $349,266,185   $196,537,248     $38,169,939        $25,407,224
   Unrealized appreciation
      (depreciation)                         5,443,810     (4,657,681)       (598,132)          (450,286)
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $354,709,995   $191,879,567     $37,571,807        $24,956,938
------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $     46,158   $      5,000     $   239,150        $        --
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $354,756,153   $191,884,567     $37,810,957        $24,956,938
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $  1,042,633   $    227,073     $   121,331        $        --
Dividends payable                              705,745        434,860          69,824             47,225
Payable to affiliate for Trustees' fees             --             --              --                950
Accrued expenses                               234,305        129,128          28,231             18,884
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  1,982,683   $    791,061     $   219,386        $    67,059
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $352,773,470   $191,093,506     $37,591,571        $24,889,879
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Paid-in capital                           $348,608,097   $196,019,894     $40,704,369        $26,529,094
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                           (611,071)      (496,758)     (2,483,678)        (1,144,569)
Accumulated undistributed (distributions
   in excess of) net investment income        (667,366)       228,051         (30,988)           (44,360)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                     5,443,810     (4,657,681)       (598,132)          (450,286)
------------------------------------------------------------------------------------------------------------
TOTAL                                     $352,773,470   $191,093,506     $37,591,571        $24,889,879
------------------------------------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 11,817,947   $  8,045,601     $ 3,608,779        $ 2,091,140
SHARES OUTSTANDING                           1,204,943        910,273         401,900            228,140
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.81   $       8.84     $      8.98        $      9.17
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      10.30   $       9.28     $      9.43        $      9.63
------------------------------------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $340,955,523   $183,047,905     $33,982,792        $22,798,739
SHARES OUTSTANDING                          32,207,428     18,347,518       3,695,642          2,437,061
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (Net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.59   $       9.98     $      9.20        $      9.36
------------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $ 7,952,788    $10,092,894      $ 6,221,088         $ 503,443
Expenses allocated from Portfolio              (718,694)      (820,258)        (530,896)          (40,172)
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $ 7,234,094    $ 9,272,636      $ 5,690,192         $ 463,271
-------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $     2,244    $       987      $     2,244         $     113
Distribution and service fees
   Class A                                       11,457         14,252           11,847             1,193
   Class B                                      506,212      1,355,256          805,678            71,487
Legal and accounting services                    16,527         12,120           16,251            15,619
Printing and postage                              8,912         14,952           10,782               975
Custodian fee                                    12,041            757           10,559             2,544
Transfer and dividend disbursing agent
   fees                                         114,817        118,489           74,888             8,211
Registration fees                                   282          4,750            3,029               183
Miscellaneous                                    13,469         24,352           19,929             6,206
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $   685,961    $ 1,545,915      $   955,207         $ 106,531
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 6,548,133    $ 7,726,721      $ 4,734,985         $ 356,740
-------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $  (795,491)   $(1,819,123)     $ 1,626,357         $  25,005
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                    $  (795,491)   $(1,819,123)     $ 1,626,357         $  25,005
-------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(5,948,056)   $(3,310,773)     $(5,762,130)        $(298,578)
-------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $(5,948,056)   $(3,310,773)     $(5,762,130)        $(298,578)
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(6,743,547)   $(5,129,896)     $(4,135,773)        $(273,573)
-------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $  (195,414)   $ 2,596,825      $   599,212         $  83,167
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

                                          NEW YORK FUND   OHIO FUND   RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $11,620,843   $ 6,655,478     $1,196,430          $ 759,850
Expenses allocated from Portfolio           (1,060,092)     (602,263)       (81,957)           (53,058)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $10,560,751   $ 6,053,215     $1,114,473          $ 706,792
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     2,245   $       950     $      112          $      --
Distribution and service fees
   Class A                                       9,177         4,983          3,095              1,858
   Class B                                   1,675,614       873,477        166,210            104,548
Legal and accounting services                   16,416        13,124         13,538             10,178
Printing and postage                            19,493        11,042          2,268              2,798
Custodian fee                                   13,771        10,985          2,662              3,344
Transfer and dividend disbursing agent
   fees                                        157,967        81,258         15,834              9,205
Registration fees                                2,364         4,575            299                 --
Miscellaneous                                   10,614        17,475          6,258              7,742
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $ 1,907,661   $ 1,017,869     $  210,276          $ 139,673
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 8,653,090   $ 5,035,346     $  904,197          $ 567,119
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $  (541,438)  $  (107,570)    $ (378,438)         $ (39,027)
   Financial futures contracts                  95,836        51,376             --             (1,465)
-----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                          $  (445,602)  $   (56,194)    $ (378,438)         $ (40,492)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $(2,627,559)  $(6,547,365)    $  (93,830)         $(306,013)
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(2,627,559)  $(6,547,365)    $  (93,830)         $(306,013)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(3,073,161)  $(6,603,559)    $ (472,268)         $(346,505)
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $ 5,579,929   $(1,568,213)    $  431,929          $ 220,614
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $  6,548,133    $  7,726,721     $  4,734,985       $   356,740
   Net realized gain (loss)             (795,491)     (1,819,123)       1,626,357            25,005
   Net change in unrealized
      appreciation (depreciation)     (5,948,056)     (3,310,773)      (5,762,130)         (298,578)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $   (195,414)   $  2,596,825     $    599,212       $    83,167
------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $   (421,687)   $   (385,716)    $   (368,261)      $   (31,274)
      Class B                         (6,278,424)     (6,976,292)      (4,019,491)         (339,504)
      Class I                                 --              --         (245,103)               --
   In excess of net investment
      income
      Class A                             (7,706)             --          (20,946)           (2,053)
   In excess of net realized
      gains
      Class A                                 --        (150,602)              --                --
      Class B                                 --      (3,791,295)              --                --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $ (6,707,817)   $(11,303,905)    $ (4,653,801)      $  (372,831)
------------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $  3,497,761    $  8,207,151     $  3,406,627       $     7,897
      Class B                          5,830,495       7,870,607        2,305,823           192,640
      Class I                                 --              --          134,958                --
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                            158,364         217,830          196,005            16,239
      Class B                          2,410,666       4,053,429        1,844,888           136,778
      Class I                                 --              --           20,058                --
   Cost of shares redeemed
      Class A                         (3,690,640)     (7,000,117)      (6,336,571)         (453,115)
      Class B                        (28,290,715)    (48,418,414)     (21,001,403)       (1,599,085)
      Class I                                 --              --       (1,970,423)               --
   Contingent deferred sales
      charges
      Class B                             87,162              --               --                --
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $(19,996,907)   $(35,069,514)    $(21,400,038)      $(1,698,646)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $(26,900,138)   $(43,776,594)    $(25,454,627)      $(1,988,310)
------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------
At beginning of period              $269,437,833    $345,074,925     $211,676,994       $17,754,954
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $242,537,695    $301,298,331     $186,222,367       $15,766,644
------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $     17,558    $    102,282     $   (292,739)      $    27,313
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

INCREASE (DECREASE) IN NET ASSETS  NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  8,653,090   $  5,035,346     $   904,197        $   567,119
   Net realized loss                   (445,602)       (56,194)       (378,438)           (40,492)
   Net change in unrealized
      appreciation (depreciation)    (2,627,559)    (6,547,365)        (93,830)          (306,013)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $  5,579,929   $ (1,568,213)    $   431,929        $   220,614
-----------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $   (319,146)  $   (245,075)    $   (92,271)       $   (51,525)
      Class B                        (8,255,096)    (4,771,477)       (786,715)          (515,594)
   In excess of net investment
      income
      Class A                            (2,136)            --            (224)            (2,445)
      Class B                                --             --              --             (5,308)
   In excess of net realized gain
      Class A                                --         (4,540)             --                 --
      Class B                                --        (89,499)             --                 --
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $ (8,576,378)  $ (5,110,591)    $  (879,210)       $  (574,872)
-----------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $  1,929,422   $  1,207,897     $   893,607        $   361,224
      Class B                         5,420,402      4,370,866       1,619,487            301,832
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                           150,549        114,188          67,080             38,570
      Class B                         4,271,333      2,268,381         429,705            241,560
   Cost of shares redeemed
      Class A                        (2,862,868)    (2,181,633)       (616,291)          (151,591)
      Class B                       (53,773,331)   (23,612,271)     (5,419,670)        (2,267,268)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $(44,864,493)  $(17,832,572)    $(3,026,082)       $(1,475,673)
-----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $(47,860,942)  $(24,511,376)    $(3,473,363)       $(1,829,931)
-----------------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------------
At beginning of period             $400,634,412   $215,604,882     $41,064,934        $26,719,810
-----------------------------------------------------------------------------------------------------
AT END OF PERIOD                   $352,773,470   $191,093,506     $37,591,571        $24,889,879
-----------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------
AT END OF PERIOD                   $   (667,366)  $    228,051     $   (30,988)       $   (44,360)
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA FUND  FLORIDA FUND   MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 13,929,303    $  17,322,276     $ 10,540,479       $   839,370
   Net realized gain                   3,046,334        8,737,267        2,848,960           220,833
   Net change in unrealized
      appreciation (depreciation)    (29,972,370)     (44,500,638)     (23,254,391)       (1,662,971)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                       $(12,996,733)   $ (18,441,095)    $ (9,864,952)      $  (602,768)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $   (673,875)   $    (647,333)    $   (787,162)      $   (80,289)
      Class B                        (12,531,445)     (16,164,899)      (9,070,180)         (756,146)
      Class I                                 --               --         (583,125)               --
   In excess of net investment
      income
      Class A                            (18,068)              --           (1,110)               --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(13,223,388)   $ (16,812,232)    $(10,441,577)      $  (836,435)
-------------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 10,176,447    $   7,154,899     $ 10,418,813       $   155,969
      Class B                         16,221,926       15,328,815       11,998,918         1,703,665
      Class I                                 --               --          149,838                --
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                            311,225          260,728          354,184            52,749
      Class B                          5,124,488        5,557,296        4,415,774           335,333
      Class I                                 --               --           87,260                --
   Cost of shares redeemed
      Class A                         (2,140,679)      (5,168,562)      (6,857,743)         (574,250)
      Class B                        (44,902,318)     (97,432,555)     (38,273,941)       (3,026,851)
      Class I                                 --               --         (401,900)               --
   Contingent deferred sales
      charges
      Class B                            212,719               --               --                --
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $(14,996,192)   $ (74,299,379)    $(18,108,797)      $(1,353,385)
-------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $(41,216,313)   $(109,552,706)    $(38,415,326)      $(2,792,588)
-------------------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                $310,654,146    $ 454,627,631     $250,092,320       $20,547,542
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                      $269,437,833    $ 345,074,925     $211,676,994       $17,754,954
-------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                      $    177,242    $    (262,431)    $   (373,923)      $    43,404
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS  NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 19,380,976   $ 10,789,819     $ 1,802,289        $ 1,225,530
   Net realized gain (loss)             (66,830)      (146,960)        (41,515)           267,495
   Net change in unrealized
      appreciation (depreciation)   (38,370,630)   (17,608,483)     (3,915,177)        (2,750,676)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                      $(19,056,484)  $ (6,965,624)    $(2,154,403)       $(1,257,651)
-----------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $   (655,858)  $   (417,394)    $  (127,239)       $   (91,400)
      Class B                       (18,642,328)   (10,498,716)     (1,656,262)        (1,134,130)
   In excess of net investment
      income
      Class A                              (858)            --              --             (1,694)
      Class B                                --             --              --            (23,972)
   From net realized gain
      Class A                          (162,192)       (57,623)             --                 --
      Class B                        (6,002,259)    (1,824,977)             --                 --
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(25,463,495)  $(12,798,710)    $(1,783,501)       $(1,251,196)
-----------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 12,294,400   $  4,653,870     $ 1,481,209        $   489,184
      Class B                        17,698,837      9,597,881       5,679,068          1,242,913
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                           459,289        192,883          72,084             64,901
      Class B                        14,114,731      6,474,876         976,983            598,864
   Cost of shares redeemed
      Class A                       (10,456,245)    (1,560,998)       (210,877)          (362,350)
      Class B                       (74,072,217)   (37,977,963)     (4,953,374)        (4,467,339)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                    $(39,961,205)  $(18,619,451)    $ 3,045,093        $(2,433,827)
-----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $(84,481,184)  $(38,383,785)    $  (892,811)       $(4,942,674)
-----------------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------------
At beginning of year               $485,115,596   $253,988,667     $41,957,745        $31,662,484
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                     $400,634,412   $215,604,882     $41,064,934        $26,719,810
-----------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                     $   (744,078)  $    209,257     $   (55,975)       $   (36,607)
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           CALIFORNIA FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)            1999        1998(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.320          $11.340       $10.900
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.273          $ 0.544       $ 0.556
Net realized and unrealized
   gain (loss)                         (0.255)          (1.007)        0.468
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.018          $(0.463)      $ 1.024
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.273)         $(0.542)      $(0.564)
In excess of net investment
   income                              (0.005)          (0.015)       (0.020)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.278)         $(0.557)      $(0.584)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.060          $10.320       $11.340
------------------------------------------------------------------------------

TOTAL RETURN(2)                          0.24%           (4.25)%        9.65%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $16,244          $16,675       $ 9,740
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.87%(4)         0.78%         0.79%
   Expenses after custodian
      fee reduction(3)                   0.86%(4)         0.76%         0.77%
   Net investment income                 5.49%(4)         4.93%         5.02%
Portfolio Turnover of the
   Portfolio                                9%              28%           16%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CALIFORNIA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999        1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.520        $ 10.420     $ 10.010     $  9.540     $  9.410     $  9.290
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.240        $  0.474     $  0.431     $  0.451     $  0.464     $  0.475
Net realized and unrealized
   gain (loss)                          (0.228)         (0.934)       0.428        0.477        0.135        0.253
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.012        $ (0.460)    $  0.859     $  0.928     $  0.599     $  0.728
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.245)       $ (0.448)    $ (0.431)    $ (0.451)    $ (0.465)    $ (0.475)
In excess of net investment
   income                                   --              --       (0.018)      (0.007)      (0.004)      (0.016)
In excess of net realized gain              --              --           --           --           --       (0.117)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.245)       $ (0.448)    $ (0.449)    $ (0.458)    $ (0.469)    $ (0.608)
-------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES
   CHARGES                            $  0.003        $  0.008           --           --           --           --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.290        $  9.520     $ 10.420     $ 10.010     $  9.540     $  9.410
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           0.21%          (4.50)%       8.80%        9.98%        6.49%        8.30%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $226,294        $252,763     $300,914     $321,157     $361,255     $401,742
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.15%(4)        1.18%        1.66%        1.69%        1.66%        1.65%
   Expenses after custodian
      fee reduction(3)                    1.14%(4)        1.16%        1.64%        1.68%        1.65%        1.64%
   Net investment income                  5.22%(4)        4.70%        4.25%        4.66%        4.87%        5.19%
Portfolio Turnover of the
   Portfolio                                 9%             28%          16%          12%          14%          58%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            FLORIDA FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)         1999        1998(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.190          $11.150       $10.640
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.272          $ 0.549       $ 0.528
Net realized and unrealized
   gain (loss)                         (0.138)          (0.979)        0.532
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.134          $(0.430)      $ 1.060
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.269)         $(0.530)      $(0.528)
In excess of net investment
   income                                  --               --        (0.022)
In excess of net realized gain         (0.125)              --            --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.394)         $(0.530)      $(0.550)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.930          $10.190       $11.150
------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.42%           (4.02)%       10.20%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $13,888          $12,818       $11,764
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.88%(4)         0.75%         0.73%
   Expenses after custodian
      fee reduction(3)                   0.83%(4)         0.70%         0.69%
   Net investment income                 5.53%(4)         5.07%         4.82%
Portfolio Turnover of the
   Portfolio                                9%              39%           25%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares oustanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               FLORIDA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)(1)        1999        1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.430        $ 11.420     $ 10.900     $ 10.780     $ 10.720     $ 10.270
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.231        $  0.466     $  0.447     $  0.488     $  0.505     $  0.514
Net realized and unrealized
   gain (loss)                          (0.125)         (1.001)       0.546        0.136        0.067        0.469
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.106        $ (0.535)    $  0.993     $  0.624     $  0.572     $  0.983
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.231)       $ (0.455)    $ (0.447)    $ (0.488)    $ (0.506)    $ (0.514)
In excess of net investment
   income                                   --              --       (0.026)      (0.016)      (0.006)      (0.019)
In excess of net realized gain          (0.125)             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.356)       $ (0.455)    $ (0.473)    $ (0.504)    $ (0.512)    $ (0.533)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.180        $ 10.430     $ 11.420     $ 10.900     $ 10.780     $ 10.720
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           1.08%          (4.84)%       9.30%        5.89%        5.43%        9.90%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $287,411        $332,227     $442,863     $504,057     $612,438     $701,565
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.57%(4)        1.58%        1.55%        1.57%        1.55%        1.54%
   Expenses after custodian
      fee reduction(3)                    1.52%(4)        1.53%        1.51%        1.53%        1.52%        1.51%
   Net investment income                  4.84%(4)        4.23%        4.01%        4.50%        4.67%        4.97%
Portfolio Turnover of the
   Portfolio                                 9%             39%          25%          54%          51%          61%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares oustanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         MASSACHUSETTS FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)       1998(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.110          $ 9.940       $ 9.620
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.237          $ 0.504       $ 0.493
Net realized and unrealized
   gain (loss)                         (0.166)          (0.828)        0.357
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.071          $(0.324)      $ 0.850
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.237)         $(0.505)      $(0.493)
In excess of net investment
   income                              (0.014)          (0.001)       (0.037)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.251)         $(0.506)      $(0.530)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.930          $ 9.110       $ 9.940
------------------------------------------------------------------------------

TOTAL RETURN(2)                          0.84%           (3.42)%        9.07%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $12,773          $15,825       $13,282
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.88%(4)         0.70%         0.74%
   Expenses after custodian
      fee reduction(3)                   0.87%(4)         0.68%         0.72%
   Net investment income                 5.55%(4)         5.23%         5.04%
Portfolio Turnover of the
   Portfolio                                5%              24%           28%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            MASSACHUSETTS FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)(1)       1999(1)      1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.130        $ 11.070     $ 10.690     $ 10.330     $ 10.270     $  9.990
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.230        $  0.470     $  0.468     $  0.487     $  0.491     $  0.499
Net realized and unrealized
   gain (loss)                          (0.180)         (0.945)       0.396        0.360        0.066        0.307
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.050        $ (0.475)    $  0.864     $  0.847     $  0.557     $  0.806
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.230)       $ (0.465)    $ (0.468)    $ (0.487)    $ (0.492)    $ (0.499)
In excess of net investment
   income                                   --              --       (0.016)          --       (0.005)      (0.027)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.230)       $ (0.465)    $ (0.484)    $ (0.487)    $ (0.497)    $ (0.526)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.950        $ 10.130     $ 11.070     $ 10.690     $ 10.330     $ 10.270
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           0.53%          (4.44)%       8.28%        8.41%        5.53%        8.38%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $165,145        $185,540     $225,371     $239,838     $267,398     $291,114
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.64%(4)        1.57%        1.60%        1.61%        1.59%        1.58%
   Expenses after custodian
      fee reduction(3)                    1.63%(4)        1.55%        1.58%        1.59%        1.58%        1.56%
   Net investment income                  4.80%(4)        4.37%        4.32%        4.70%        4.75%        5.00%
Portfolio Turnover of the
   Portfolio                                 5%             24%          28%          35%          51%          87%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         MASSACHUSETTS FUND -- CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)       1998(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.390          $10.260       $ 9.890
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.261          $ 0.528       $ 0.527
Net realized and unrealized
   gain (loss)                         (0.171)          (0.869)        0.373
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.090          $(0.341)      $ 0.900
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.260)         $(0.529)      $(0.527)
In excess of net investment
   income                                  --               --        (0.003)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.260)         $(0.529)      $(0.530)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.220          $ 9.390       $10.260
------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.01%           (3.53)%        9.34%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 8,304          $10,311       $11,439
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.70%(4)         0.64%         0.66%
   Expenses after custodian
      fee reduction(3)                   0.69%(4)         0.62%         0.64%
   Net investment income                 5.73%(4)         5.30%         5.24%
Portfolio Turnover of the
   Portfolio                                5%              24%           28%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          MISSISSIPPI FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)         1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.350          $10.060       $ 9.740
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.225          $ 0.487       $ 0.474
Net realized and unrealized
   gain (loss)                         (0.135)          (0.715)        0.331
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.090          $(0.228)      $ 0.805
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.225)         $(0.482)      $(0.478)
In excess of net investment
   income                              (0.015)              --        (0.007)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.240)         $(0.482)      $(0.485)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.200          $ 9.350       $10.060
------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.02%           (2.37)%        8.47%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   996          $ 1,455       $ 1,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.08%(4)         0.70%         0.72%
   Expenses after custodian
      fee reduction(3)                   1.08%(4)         0.68%         0.70%
   Net investment income                 4.97%(4)         4.97%         4.77%
Portfolio Turnover of the
   Portfolio                                4%              16%           17%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             MISSISSIPPI FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)(1)       1999(1)       1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.560          $10.300      $ 9.970      $ 9.610      $ 9.480      $ 9.110
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.206          $ 0.417      $ 0.419      $ 0.433      $ 0.451      $ 0.449
Net realized and unrealized
   gain (loss)                         (0.140)          (0.741)       0.337        0.362        0.122        0.379
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.066          $(0.324)     $ 0.756      $ 0.795      $ 0.573      $ 0.828
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.206)         $(0.416)     $(0.426)     $(0.435)     $(0.443)     $(0.449)
In excess of net investment
   income                                  --               --           --           --           --       (0.009)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.206)         $(0.416)     $(0.426)     $(0.435)     $(0.443)     $(0.458)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.420          $ 9.560      $10.300      $ 9.970      $ 9.610      $ 9.480
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          0.71%           (3.25)%       7.75%        8.45%        6.17%        9.40%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $14,771          $16,300      $18,615      $20,924      $23,862      $26,756
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.82%(4)         1.51%        1.50%        1.60%        1.44%        1.36%
   Expenses after custodian
      fee reduction(3)                   1.82%(4)         1.49%        1.48%        1.59%        1.41%        1.33%
   Net investment income                 4.23%(4)         4.16%        4.12%        4.39%        4.64%        4.89%
Portfolio Turnover of the
   Portfolio                                4%              16%          17%           6%          12%          52%
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                                   1.55%        1.49%
   Expenses after custodian
      fee reduction(3)                                                                           1.52%        1.46%
   Net investment income                                                                         4.53%        4.76%
Net investment income per
   share                                                                                      $ 0.440      $ 0.437
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            NEW YORK FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)       1998(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.860          $10.920       $10.510
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.263          $ 0.532       $ 0.538
Net realized and unrealized
   gain (loss)                         (0.048)          (0.907)        0.446
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.215          $(0.375)      $ 0.984
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.263)         $(0.533)      $(0.538)
In excess of net investment
   income                              (0.002)          (0.001)       (0.013)
From net realized gain                     --           (0.151)       (0.023)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.265)         $(0.685)      $(0.574)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.810          $ 9.860       $10.920
------------------------------------------------------------------------------

TOTAL RETURN(2)                          2.28%           (3.63)%        9.62%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $11,818          $12,683       $11,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.85%(4)         0.77%         0.77%
   Expenses after custodian
      fee reduction(3)                   0.85%(4)         0.76%         0.75%
   Net investment income                 5.43%(4)         5.09%         5.03%
Portfolio Turnover of the
   Portfolio                               17%              41%           55%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              NEW YORK FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)(1)       1999(1)      1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.640        $ 11.760     $ 11.300     $ 10.930     $ 10.830     $ 10.450
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.242        $  0.483     $  0.488     $  0.506     $  0.506     $  0.523
Net realized and unrealized
   gain (loss)                          (0.053)         (0.972)       0.478        0.375        0.116        0.406
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.189        $ (0.489)    $  0.966     $  0.881     $  0.622     $  0.929
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)       $ (0.480)    $ (0.483)    $ (0.506)    $ (0.508)    $ (0.523)
In excess of net investment
   income                                   --              --           --       (0.005)      (0.014)      (0.026)
From net realized gain                      --          (0.151)      (0.023)          --           --           --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)       $ (0.631)    $ (0.506)    $ (0.511)    $ (0.522)    $ (0.549)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.590        $ 10.640     $ 11.760     $ 11.300     $ 10.930     $ 10.830
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           1.83%          (4.35)%       8.76%        8.23%        5.87%        9.23%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $340,956        $387,951     $473,396     $517,393     $590,397     $640,605
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.63%(4)        1.57%        1.58%        1.63%        1.54%        1.55%
   Expenses after custodian
      fee reduction(3)                    1.63%(4)        1.56%        1.56%        1.63%        1.51%        1.51%
   Net investment income                  4.66%(4)        4.27%        4.26%        4.56%        4.64%        4.99%
Portfolio Turnover of the
   Portfolio                                17%             41%          55%          44%          47%          55%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              OHIO FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)            1999          1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.120          $ 9.930       $ 9.680
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.261          $ 0.511       $ 0.514
Net realized and unrealized
   gain (loss)                         (0.276)          (0.725)        0.249
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.015)         $(0.214)      $ 0.763
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.261)         $(0.513)      $(0.513)
From net realized gain                     --           (0.083)           --
In excess of net realized gain         (0.004)              --            --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.265)         $(0.596)      $(0.513)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.840          $ 9.120       $ 9.930
------------------------------------------------------------------------------

TOTAL RETURN(1)                         (0.15)%          (2.31)%        8.07%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 8,046          $ 9,203       $ 6,622
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                           0.86%(3)         0.77%         0.80%
   Expenses after custodian
      fee reduction(2)                   0.86%(3)         0.76%         0.78%
   Net investment income                 5.80%(3)         5.32%         5.25%
Portfolio Turnover of the
   Portfolio                               13%              59%           17%
------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                OHIO FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.290        $ 11.210     $ 10.930     $ 10.590     $ 10.510     $ 10.070
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.254        $  0.490     $  0.495     $  0.499     $  0.494     $  0.487
Net realized and unrealized
   gain (loss)                          (0.308)         (0.832)       0.280        0.328        0.071        0.461
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.054)       $ (0.342)    $  0.775     $  0.827     $  0.565     $  0.948
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.252)       $ (0.495)    $ (0.495)    $ (0.487)    $ (0.485)    $ (0.487)
In excess of net investment
   income                                   --              --           --           --           --       (0.021)
From net realized gain                      --          (0.083)          --           --           --           --
In excess of net realized gain          (0.004)             --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.256)       $ (0.578)    $ (0.495)    $ (0.487)    $ (0.485)    $ (0.508)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.980        $ 10.290     $ 11.210     $ 10.930     $ 10.590     $ 10.510
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          (0.55)%         (3.21)%       7.24%        7.98%        5.48%        9.74%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $183,048        $206,401     $247,367     $267,001     $289,829     $315,891
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            1.65%(3)        1.61%        1.62%        1.63%        1.63%        1.59%
   Expenses after custodian
      fee reduction(2)                    1.65%(3)        1.60%        1.60%        1.62%        1.61%        1.57%
   Net investment income                  5.00%(3)        4.50%        4.46%        4.65%        4.66%        4.80%
Portfolio Turnover of the
   Portfolio                                13%             59%          17%          30%          35%          51%
-------------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          RHODE ISLAND FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)          1999(1)         1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.070          $ 9.940       $ 9.610
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.233          $ 0.474       $ 0.471
Net realized and unrealized
   gain (loss)                         (0.088)          (0.872)        0.328
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.145          $(0.398)      $ 0.799
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.234)         $(0.472)      $(0.469)
In excess of net investment
   income                              (0.001)              --            --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.235)         $(0.472)      $(0.469)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.980          $ 9.070       $ 9.940
------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.68%           (4.16)%        8.52%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 3,609          $ 3,290       $ 2,200
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.83%(4)         0.69%         0.69%
   Expenses after custodian
      fee reduction(3)                   0.81%(4)         0.65%         0.66%
   Net investment income                 5.30%(4)         4.94%         4.83%
Portfolio Turnover of the
   Portfolio                               10%              18%           24%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            RHODE ISLAND FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)          1999(1)       1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.280          $10.170      $ 9.840      $ 9.510      $ 9.400      $ 9.090
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.207          $ 0.409      $ 0.422      $ 0.427      $ 0.440      $ 0.452
Net realized and unrealized
   gain (loss)                         (0.086)          (0.894)       0.334        0.334        0.125        0.332
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.121          $(0.485)     $ 0.756      $ 0.761      $ 0.565      $ 0.784
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.201)         $(0.405)     $(0.422)     $(0.427)     $(0.444)     $(0.452)
In excess of net investment
   income                                  --               --       (0.004)      (0.004)      (0.011)      (0.022)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.201)         $(0.405)     $(0.426)     $(0.431)     $(0.455)     $(0.474)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.200          $ 9.280      $10.170      $ 9.840      $ 9.510      $ 9.400
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.36%           (4.92)%       7.87%        8.19%        6.14%        8.94%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $33,983          $37,775      $39,758      $38,234      $39,488      $39,864
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.60%(4)         1.49%        1.46%        1.40%        1.35%        1.33%
   Expenses after custodian
      fee reduction(3)                   1.58%(4)         1.45%        1.43%        1.35%        1.32%        1.29%
   Net investment income                 4.60%(4)         4.15%        4.23%        4.43%        4.63%        4.92%
Portfolio Turnover of the
   Portfolio                               10%              18%          24%          39%          25%          42%
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                      1.52%        1.47%        1.46%
   Expenses after custodian
      fee reduction(3)                                                              1.47%        1.44%        1.42%
   Net investment income                                                            4.31%        4.51%        4.79%
Net investment income per
   share                                                                         $ 0.415      $ 0.429      $ 0.440
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         WEST VIRGINIA FUND -- CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)       1999(1)         1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.290          $10.120       $ 9.790
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.232          $ 0.476       $ 0.504
Net realized and unrealized
   gain (loss)                         (0.109)          (0.821)        0.325
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.123          $(0.345)      $ 0.829
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.232)         $(0.476)      $(0.499)
In excess of net investment
   income                              (0.011)          (0.009)           --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.243)         $(0.485)      $(0.499)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.170          $ 9.290       $10.120
------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.39%           (3.55)%        8.68%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,091          $ 1,866       $ 1,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           0.87%(4)         0.70%         0.66%
   Expenses after custodian
      fee reduction(3)                   0.87%(4)         0.68%         0.63%
   Net investment income                 5.11%(4)         4.84%         5.06%
Portfolio Turnover of the
   Portfolio                                0%              32%           16%
------------------------------------------------------------------------------

 (1)  Net investment income was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            WEST VIRGINIA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)(1)       1999(1)       1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.470          $10.320      $ 9.970      $ 9.620      $ 9.500      $ 9.130
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.204          $ 0.403      $ 0.430      $ 0.419      $ 0.420      $ 0.436
Net realized and unrealized
   gain (loss)                         (0.108)          (0.842)       0.336        0.351        0.147        0.393
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.096          $(0.439)     $ 0.766      $ 0.770      $ 0.567      $ 0.829
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.204)         $(0.402)     $(0.416)     $(0.419)     $(0.427)     $(0.436)
In excess of net investment
   income                              (0.002)          (0.009)          --       (0.001)      (0.020)      (0.023)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.206)         $(0.411)     $(0.416)     $(0.420)     $(0.447)     $(0.459)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.360          $ 9.470      $10.320      $ 9.970      $ 9.620      $ 9.500
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.05%           (4.40)%       7.84%        8.18%        6.02%        9.39%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $22,799          $24,854      $29,824      $31,524      $37,708      $39,569
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.58%(4)         1.53%        1.48%        1.53%        1.55%        1.40%
   Expenses after custodian
      fee reduction(3)                   1.58%(4)         1.51%        1.45%        1.51%        1.51%        1.38%
   Net investment income                 4.42%(4)         4.02%        4.25%        4.31%        4.30%        4.74%
Portfolio Turnover of the
   Portfolio                                0%              32%          16%          24%          43%          19%
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                                                1.48%
   Expenses after custodian
      fee reduction(3)                                                                                        1.46%
   Net investment income                                                                                      4.66%
Net investment income per
   share                                                                                                   $ 0.429
-------------------------------------------------------------------------------------------------------------------

 (1)  Net investment income was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund). The California Fund, the Florida Fund, the Mississippi Fund, the New York Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The Massachusetts Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at March 31, 2000 for each Fund except Mississippi, Rhode Island and West Virginia which were 99.1%, 99.6% and 99.5%, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT       EXPIRES
    -------------------------------------------------------------------------
    California Fund                           $17,095,660  September 30, 2004
    Massachusetts Fund                              2,135  September 30, 2005
                                                8,214,564  September 30, 2004
    Mississippi Fund                            1,397,104  September 30, 2004

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT       EXPIRES
    -------------------------------------------------------------------------
    Rhode Island Fund                         $    34,703  September 30, 2005
                                                1,523,162  September 30, 2004
                                                  426,784  September 30, 2003
                                                   21,699  September 30, 2002
    West Virginia Fund                            170,463  September 30, 2005
                                                  835,610  September 30, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Pursuant to Section 852 of the Internal Revenue Code, the Ohio Fund designates $94,039 of distributions from tax-exempt income as a long-term capital gain distribution for its taxable year ended September 30, 2000.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                        CALIFORNIA FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              352,358             924,993
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        15,924              28,544
    Redemptions                                       (369,773)           (196,430)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (1,491)            757,107
    ------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                        CALIFORNIA FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              634,428           1,604,914
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       262,417             508,868
    Redemptions                                     (3,080,772)         (4,454,400)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (2,183,927)         (2,340,618)
    ------------------------------------------------------------------------------

                                                          FLORIDA FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              836,405             652,645
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        22,120              24,149
    Redemptions                                       (717,863)           (473,493)
    ------------------------------------------------------------------------------
    NET INCREASE                                       140,662             203,301
    ------------------------------------------------------------------------------

                                                          FLORIDA FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              779,689           1,375,863
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       401,313             501,473
    Redemptions                                     (4,796,699)         (8,793,156)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (3,615,697)         (6,915,820)
    ------------------------------------------------------------------------------

                                                       MASSACHUSETTS FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              385,661           1,080,772
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        22,123              36,852
    Redemptions                                       (714,206)           (717,242)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (306,422)            400,382
    ------------------------------------------------------------------------------

                                                       MASSACHUSETTS FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              235,673           1,108,959
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       187,562             411,088
    Redemptions                                     (2,137,379)         (3,569,046)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (1,714,144)         (2,048,999)
    ------------------------------------------------------------------------------

                                                       MASSACHUSETTS FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                               14,992              15,073
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,196               8,761
    Redemptions                                       (214,305)            (40,852)
    ------------------------------------------------------------------------------
    NET DECREASE                                      (197,117)            (17,018)
    ------------------------------------------------------------------------------

                                                        MISSISSIPPI FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                                  864              15,723
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,783               5,365
    Redemptions                                        (50,104)            (57,512)
    ------------------------------------------------------------------------------
    NET DECREASE                                       (47,457)            (36,424)
    ------------------------------------------------------------------------------

                                                        MISSISSIPPI FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                               20,737             168,593
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        14,631              33,450
    Redemptions                                       (171,378)           (305,972)
    ------------------------------------------------------------------------------
    NET DECREASE                                      (136,010)           (103,929)
    ------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                         NEW YORK FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              201,238           1,167,623
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        15,694              43,894
    Redemptions                                       (298,381)           (998,505)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (81,449)            213,012
    ------------------------------------------------------------------------------

                                                         NEW YORK FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              524,610           1,559,455
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       412,073           1,244,490
    Redemptions                                     (5,199,741)         (6,578,544)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (4,263,058)         (3,774,599)
    ------------------------------------------------------------------------------

                                                           OHIO FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              137,105             486,478
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        11,225              20,066
    Redemptions                                       (247,395)           (163,880)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (99,065)            342,664
    ------------------------------------------------------------------------------

                                                           OHIO FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              438,999             879,762
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       227,865             593,879
    Redemptions                                     (2,372,309)         (3,491,296)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (1,705,445)         (2,017,655)
    ------------------------------------------------------------------------------

                                                       RHODE ISLAND FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              101,173             155,911
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         6,718               7,535
    Redemptions                                        (68,797)            (21,897)
    ------------------------------------------------------------------------------
    NET INCREASE                                        39,094             141,549
    ------------------------------------------------------------------------------

                                                       RHODE ISLAND FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                              149,679             570,367
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        47,583              99,187
    Redemptions                                       (572,236)           (508,534)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (374,974)            161,020
    ------------------------------------------------------------------------------

                                                       WEST VIRGINIA FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                               39,828              49,303
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         4,270               6,635
    Redemptions                                        (16,785)            (36,776)
    ------------------------------------------------------------------------------
    NET INCREASE                                        27,313              19,162
    ------------------------------------------------------------------------------

                                                       WEST VIRGINIA FUND
                                              ------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                               32,724             123,118
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        26,153              59,766
    Redemptions                                       (245,776)           (448,800)
    ------------------------------------------------------------------------------
    NET DECREASE                                      (186,899)           (265,916)
    ------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,329, $2,557, $1,201, $4, $3,386, $1,646, $1,151 and $905 from the
   California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2000.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B shares (Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plans) (collectively, the Plans). The Class B Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% of each Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B share and, accordingly, reduces the Class B's net assets. For the six months ended March 31, 2000, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $1,138,175, $644,660, $57,763, $1,341,695, $719,246,
   $132,326 and $87,540 respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. The California Fund paid $223,572 representing 0.19% of the Fund's Class B average daily net assets. At
   March 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $6,423,000, $3,811,000, $616,000,
   $4,616,000, $3,781,000, $1,308,000 and $793,000, respectively. The California
   Fund had no Uncovered Distribution Charges at March 31, 2000.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees initially implemented the Plans by authorizing each class to make quarterly service fee payments to EVD and investment dealers equal to 0.20% (0.25% for the California Fund) per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999 the Trustees approved service fee payments equal to 0.20% (0.25% for the California Fund) per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Funds sold on or after October 12, 1999. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended March 31, 2000, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $11,457, $14,252, $11,847, $1,193, $9,177, $4,983 $3,095 and $1,858,
   respectively, for Class A Shares and $282,640, $217,081, $161,018, $13,724,
   $333,919, $154,231, $33,884 and $17,008, respectively, for Class B shares.
   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $161,000, $83,000, $7,000, $247,000, $86,000, $41,000
   and $11,000 of CDSC paid by Class B shareholders of Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia, respectively, for the six months ended March 31, 2000. EVD also received $106,510 of CDSC paid by Class B shareholders of California Fund of which $87,162 was paid directly to the Funds for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended March 31, 2000 were as follows:

    CALIFORNIA FUND
    -----------------------------------------------------
    Increases                                 $ 9,355,785
    Decreases                                  36,333,439

    FLORIDA FUND
    -----------------------------------------------------
    Increases                                 $16,225,304
    Decreases                                  64,773,539

    MASSACHUSETTS FUND
    -----------------------------------------------------
    Increases                                 $ 5,987,889
    Decreases                                  32,750,132

    MISSISSIPPI FUND
    -----------------------------------------------------
    Increases                                 $   200,995
    Decreases                                   2,373,840

    NEW YORK FUND
    -----------------------------------------------------
    Increases                                 $ 7,322,702
    Decreases                                  62,218,385

    OHIO FUND
    -----------------------------------------------------
    Increases                                 $ 5,581,835
    Decreases                                  29,615,929

    RHODE ISLAND FUND
    -----------------------------------------------------
    Increases                                 $ 2,009,372
    Decreases                                   6,677,897

    WEST VIRGINIA FUND
    -----------------------------------------------------
    Increases                                 $   663,167
    Decreases                                   2,892,631

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.3%
-------------------------------------------------------------------------
    $ 6,000        Sacramento Power Authority, (Campbell's
                   Soup), 6.00%, 7/1/22                      $  5,747,460
-------------------------------------------------------------------------
                                                             $  5,747,460
-------------------------------------------------------------------------
Education -- 1.9%
-------------------------------------------------------------------------
    $ 2,500        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.00%, 9/1/23                             $  2,270,700
      2,500        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.25%, 9/1/26                                2,355,350
-------------------------------------------------------------------------
                                                             $  4,626,050
-------------------------------------------------------------------------
Electric Utilities -- 1.8%
-------------------------------------------------------------------------
    $ 4,100        California Pollution Control Financing
                   Authority, (San Diego Gas & Electric),
                   5.90%, 6/1/14                             $  4,336,283
-------------------------------------------------------------------------
                                                             $  4,336,283
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 29.4%
-------------------------------------------------------------------------
    $ 3,150        Contra Costa Public Financing Authority,
                   Prerefunded to 8/1/02, 7.10%, 8/1/22      $  3,385,494
      3,910        Fontana Public Financing Authority,
                   Prerefunded to 10/1/02, 7.00%, 9/1/21        3,989,686
     15,000        Foothill/Eastern Corridor Agency, Toll
                   Road Bonds, Escrowed to Maturity, (FSA),
                   Variable Rate, 1/1/28                        2,971,650
      3,455        Northern California Power Agency,
                   (MBIA), Prerefunded to 9/3/02,
                   Variable Rate, 8/1/25(1)                     3,869,600
     10,900        Sacramento Cogeneration Authority,
                   (Procter & Gamble), Prerefunded to
                   7/1/05, 6.50%, 7/1/21                       12,002,753
      2,000        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.125%, 7/1/16                               2,513,700
      6,000        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.25%, 1/1/21                                7,752,840
     14,285        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.50%, 11/1/16                              18,758,205
     12,000        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/14          5,725,320
      5,765        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/26          1,285,018
     35,975        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/27          7,564,823
      2,000        Southern California Public Power
                   Authority, (FGIC), Escrowed to Maturity,
                   Variable Rate, 7/1/12(1)                     1,920,000
-------------------------------------------------------------------------
                                                             $ 71,739,089
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 1.1%
-------------------------------------------------------------------------
    $ 3,000        Capistrano Unified School District,
                   5.75%, 9/1/29                             $  2,613,270
-------------------------------------------------------------------------
                                                             $  2,613,270
-------------------------------------------------------------------------
Hospital -- 4.9%
-------------------------------------------------------------------------
    $ 5,000        California Statewide Communities
                   Development Authority, (Children's
                   Hospital of Los Angeles), 5.25%, 8/15/29  $  4,431,500
      1,500        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29                1,336,560
        890        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                                  893,088
      4,000        San Benito Health Care District,
                   5.40%, 10/1/20                               3,157,360
      1,000        San Gorgonio Memorial Health Care
                   District, 5.75%, 5/1/20                        827,410
      1,500        Washington Township Health Care
                   District, 5.25%, 7/1/29                      1,291,470
-------------------------------------------------------------------------
                                                             $ 11,937,388
-------------------------------------------------------------------------
Housing -- 5.0%
-------------------------------------------------------------------------
    $ 2,650        California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                $  2,347,052
      1,500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                 1,428,105
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   494,920
      2,750        California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                   2,435,620
      2,600        California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                   2,293,772
      1,500        Commerce, (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                  1,426,290
        450        Commerce, (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    442,102
      1,245        Oakland, Housing Finance Agency,
                   7.10%, 1/1/10                                1,273,473
-------------------------------------------------------------------------
                                                             $ 12,141,334
-------------------------------------------------------------------------
Industrial Development Revenue -- 3.0%
-------------------------------------------------------------------------
    $ 5,500        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $  4,697,165

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 3,000        California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07                      $    901,290
      2,000        California Statewide Communities
                   Development Authority, (United
                   Airlines), (AMT), 5.70%, 10/1/33             1,763,100
-------------------------------------------------------------------------
                                                             $  7,361,555
-------------------------------------------------------------------------
Insured-Electric Utilities -- 5.8%
-------------------------------------------------------------------------
    $ 4,195        Northern California Power Agency,
                   (MBIA), Variable Rate, 8/1/25(1)          $  4,630,231
      7,070        Southern California Public Power
                   Authority, (MBIA), 0.00%, 7/1/15             3,047,523
      6,915        Southern California Public Power
                   Authority, (MBIA), 5.00%, 1/1/20             6,356,545
-------------------------------------------------------------------------
                                                             $ 14,034,299
-------------------------------------------------------------------------
Insured-General Obligations -- 0.3%
-------------------------------------------------------------------------
    $ 2,285        Merced Unified School District, (FGIC),
                   0.00%, 8/1/19                             $    751,559
-------------------------------------------------------------------------
                                                             $    751,559
-------------------------------------------------------------------------
Insured-Hospital -- 2.1%
-------------------------------------------------------------------------
    $ 4,000        California Health Facilities Financing
                   Authority, (Stanford Health Care),
                   (AMBAC), 5.00%, 11/15/28                  $  3,528,120
      1,640        California Statewide Communities
                   Development Authority, (Sutter Health),
                   (FSA), Variable Rate, 8/15/27(2)(3)          1,640,394
-------------------------------------------------------------------------
                                                             $  5,168,514
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 6.4%
-------------------------------------------------------------------------
    $11,280        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/30                             $  1,848,792
      6,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/22                                1,736,735
      3,500        San Mateo County Joint Powers Financing
                   Authority, (FSA),
                   Variable Rate, 7/15/29(1)(2)                 2,755,340
      4,350        Stockton, Wastewater Treatment Plant,
                   (FGIC), 6.80%, 9/1/24                        4,822,584
     13,985        Visalia Unified School District, (MBIA),
                   0.00%, 12/1/17                               4,430,728
-------------------------------------------------------------------------
                                                             $ 15,594,179
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
-------------------------------------------------------------------------
    $ 1,500        Inland Empire Solid Waste Finance
                   Authority, (FSA), (AMT), 6.25%, 8/1/11    $  1,640,070
-------------------------------------------------------------------------
                                                             $  1,640,070
-------------------------------------------------------------------------
Insured-Transportation -- 1.7%
-------------------------------------------------------------------------
    $ 2,195        San Francisco City and County Airports,
                   (International Airport), (FSA),
                   4.75%, 5/1/29                             $  1,874,223
      1,665        San Francisco City and County Airports,
                   (International Airport), (MBIA),
                   6.75%, 5/1/13                                1,778,520
      1,800        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   (MBIA), 0.00%, 1/15/24                         446,706
-------------------------------------------------------------------------
                                                             $  4,099,449
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.5%
-------------------------------------------------------------------------
    $   225        California Water Resources, (Central
                   Valley), (FGIC), Variable Rate, 12/1/22   $    225,000
      5,000        East Bay, Municipal Utilities District,
                   Water System, (MBIA),
                   Variable Rate, 6/1/08(1)                     5,012,500
      3,000        San Diego County Water Authority,
                   (FGIC), Variable Rate, 4/22/09(1)            3,266,250
-------------------------------------------------------------------------
                                                             $  8,503,750
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 19.1%
-------------------------------------------------------------------------
    $ 6,500        California Public Works, (University of
                   California), 5.00%, 6/1/23                $  5,852,795
      5,000        California Public Works, (University of
                   California), 5.25%, 6/1/20                   4,827,750
      6,500        California Public Works, (University of
                   California), 5.50%, 6/1/14                   6,729,580
      5,115        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/16                                1,976,231
      1,925        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/17                                  692,596
      5,000        Los Angeles County, (Disney Parking),
                   0.00%, 9/1/17                                1,745,400
      5,370        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/18                                1,799,917
      3,100        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/20                                  905,603
      6,925        Los Angeles County, (Disney Parking),
                   0.00%, 9/1/20                                1,961,437
      7,000        Los Angeles County, (Marina Del Ray),
                   6.50%, 7/1/08                                7,372,680
      8,000        Pasadena Parking Facility,
                   6.25%, 1/1/18                                8,684,080
      4,000        Sacramento City Financing Authority,
                   5.40%, 11/1/20                               3,924,320
-------------------------------------------------------------------------
                                                             $ 46,472,389
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 7.2%
-------------------------------------------------------------------------
    $ 2,500        Bonita Canyon Public Financing
                   Authority, 5.375%, 9/1/28                 $  2,084,175
        995        Brentwood Infrastructure Financing
                   Authority, 5.625%, 9/2/29                      860,536
      1,675        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/22                     1,585,237
        500        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/29                       465,820
      1,850        Contra Costa Public Financing Authority,
                   7.10%, 8/1/22                                1,901,559
      1,650        Corona Public Financing Authority,
                   5.80%, 9/1/20                                1,496,682
      1,935        Fairfield, (North Cordelia District),
                   7.375%, 9/2/18                               1,999,300
      3,325        Irvine, Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.50%, 9/2/22                          2,958,452
      2,485        Lincoln Public Financing Authority,
                   Improvement Bond Act 1915, (Twelve
                   Bridges), 6.20%, 9/2/25                      2,371,063
      1,000        Roseville Special Tax, 6.30%, 9/1/25           955,510
      1,000        Torrance Redevelopment Agency,
                   5.625%, 9/1/28                                 879,010
-------------------------------------------------------------------------
                                                             $ 17,557,344
-------------------------------------------------------------------------
Water and Sewer -- 2.4%
-------------------------------------------------------------------------
    $ 1,670        California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(1)(2)     $  1,353,719
      3,000        Metropolitan Southern California
                   Waterworks Revenue,
                   Variable Rate, 7/1/27(2)(3)                  2,079,210
      2,500        Santa Margarita Water District,
                   6.20%, 9/1/20                                2,448,575
-------------------------------------------------------------------------
                                                             $  5,881,504
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $231,812,533)                            $240,205,486
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $  3,507,605
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $243,713,091
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 24.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 12.3% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.8%
-------------------------------------------------------------------------
    $ 4,600        Palm Beach County, (Okeelanta Power),
                   (AMT), 6.85%, 2/15/21(1)                  $  2,495,500
     11,000        Palm Beach County, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                      5,857,500
-------------------------------------------------------------------------
                                                             $  8,353,000
-------------------------------------------------------------------------
Electric Utilities -- 0.9%
-------------------------------------------------------------------------
    $ 2,515        St. Lucie County Solid Waste Disposal,
                   (Florida Power & Light), (AMT),
                   6.70%, 5/1/27                             $  2,602,270
-------------------------------------------------------------------------
                                                             $  2,602,270
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.4%
-------------------------------------------------------------------------
    $ 9,225        Dade County, (Baptist Hospital of
                   Miami), Escrowed to Maturity,
                   5.75%, 5/1/21                             $  9,415,127
      3,835        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/23                                 979,075
      2,830        Escambia County HFA, (Baptist Hospital,
                   Inc. and Baptist Manor, Inc.),
                   Prerefunded to 10/1/03, 6.75%, 10/1/14       3,040,977
      1,675        Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22        1,922,096
      2,000        Lee County, (Memorial Hospital), (MBIA),
                   Prerefunded to 4/1/01,
                   Variable Rate, 4/1/20(2)                     2,160,000
      5,600        St. Lucie Utility System, Escrowed to
                   Maturity, 6.00%, 10/1/20                     5,805,072
      2,000        Volusia County Educational Facilities,
                   (Embry-Riddle Aeronautical University)
                   (CLEE), Prerefunded to 10/15/02,
                   6.625%, 10/15/22                             2,127,580
-------------------------------------------------------------------------
                                                             $ 25,449,927
-------------------------------------------------------------------------
General Obligations -- 3.4%
-------------------------------------------------------------------------
    $ 1,000        Florida, Variable Rate, 7/1/27(2)(3)      $    777,800
     10,000        Florida Board of Education,
                   4.75%, 6/1/22                                8,670,600
      2,300        Puerto Rico, 0.00%, 7/1/18                     811,601
-------------------------------------------------------------------------
                                                             $ 10,260,001
-------------------------------------------------------------------------
Hospital -- 3.9%
-------------------------------------------------------------------------
    $ 3,000        Cape Canaveral Hospital District,
                   5.25%, 1/1/28                             $  2,255,310
        500        Halifax Medical Center, 7.25%, 10/1/29         468,705
      1,000        Halifax Medical Center, 7.25%, 10/1/24         956,550
      4,750        Jacksonville HFA, (St. Luke's Hospital
                   Association), 6.75%, 11/15/13                4,975,340
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 3,500        Orange County Health Facilities
                   Authority, (Westminister Community
                   Care), 6.60%, 4/1/24                      $  3,171,490
-------------------------------------------------------------------------
                                                             $ 11,827,395
-------------------------------------------------------------------------
Housing -- 12.1%
-------------------------------------------------------------------------
    $ 1,300        Clay County Housing Finance Authority,
                   Multifamily, (GNMA), 7.40%, 12/1/25       $  1,340,456
        715        Dade County Housing Finance Authority,
                   Single Family, (AMT), 7.75%, 9/1/22            732,038
      5,850        Dade County Housing Finance Authority,
                   Single Family, (GNMA), (AMT),
                   6.70%, 10/1/28                               6,101,609
        915        Dade County Housing Finance Authority,
                   Single Family, (GNMA), (AMT),
                   7.25%, 9/1/19                                  937,518
      1,480        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   6.90%, 10/1/21                               1,557,818
      1,725        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   6.95%, 10/1/27                               1,820,582
      2,360        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   7.40%, 10/1/23                               2,419,637
      1,065        Florida Housing Finance Authority,
                   6.35%, 6/1/14                                1,090,251
      2,115        Florida Housing Finance Authority,
                   (AMT), 6.35%, 7/1/28                         2,168,911
        500        Hillsborough County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   7.875%, 5/1/23                                 515,305
      4,000        Muni Mae Tax Revenue Exempt Bond, (AMT),
                   Variable Rate, 6/30/09                       3,940,680
      6,205        Orange County Housing Finance Authority,
                   Single Family, (GNMA), (AMT),
                   6.60%, 4/1/28                                6,426,022
      7,230        Orange County Housing Finance Authority,
                   Single Family, (GNMA), (AMT),
                   6.85%, 10/1/27                               7,588,463
-------------------------------------------------------------------------
                                                             $ 36,639,290
-------------------------------------------------------------------------
Industrial Development Revenue -- 0.9%
-------------------------------------------------------------------------
    $ 3,045        Broward County IDR, (Lynxs Cargoport),
                   (AMT), 6.75%, 6/1/19                      $  2,837,970
-------------------------------------------------------------------------
                                                             $  2,837,970
-------------------------------------------------------------------------
Insured-Electric Utilities -- 6.6%
-------------------------------------------------------------------------
    $ 5,000        Florida Municipal Power Agency Stanton
                   II, (AMBAC),
                   Variable Rate, 10/1/20(2)(3)              $  5,558,850
      1,540        Manatee County Public Utility, (FGIC),
                   0.00%, 10/1/12                                 783,968
      2,200        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/02(2)              2,285,250
      2,200        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/03(2)              2,321,000

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
    $ 7,750        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                            $  6,958,028
      2,250        Sunrise Utilities Systems, (AMBAC),
                   5.20%, 10/1/22                               2,113,515
-------------------------------------------------------------------------
                                                             $ 20,020,611
-------------------------------------------------------------------------
Insured-Hospital -- 6.1%
-------------------------------------------------------------------------
    $ 8,000        Charlotte County Health Care,
                   (Bon-Secours Health System), (FSA),
                   Variable Rate, 8/26/27(2)                 $  8,040,000
      3,000        Orange County HFA, (Orlando Regional
                   Medical Center), (MBIA),
                   Variable Rate, 10/29/21(2)                   3,292,500
      7,500        Sarasota County Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.25%, 7/1/24                                7,072,800
-------------------------------------------------------------------------
                                                             $ 18,405,300
-------------------------------------------------------------------------
Insured-Housing -- 4.3%
-------------------------------------------------------------------------
    $ 3,000        Florida HFA, (Brittany of Rosemont),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $  3,169,110
      6,530        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26               6,898,096
      2,675        Lee County Housing Finance, SCA
                   Multifamily, (FSA), (AMT),
                   7.05%, 1/1/30                                2,815,625
-------------------------------------------------------------------------
                                                             $ 12,882,831
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.4%
-------------------------------------------------------------------------
    $ 1,110        Escambia County, (MBIA), 7.20%, 1/1/15    $  1,128,948
-------------------------------------------------------------------------
                                                             $  1,128,948
-------------------------------------------------------------------------
Insured-Pooled Loans -- 0.3%
-------------------------------------------------------------------------
    $   799        Osceola County IDA, Community Provider
                   Pooled Loan Program, (FSA),
                   7.75%, 7/1/10                             $    821,260
-------------------------------------------------------------------------
                                                             $    821,260
-------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.2%
-------------------------------------------------------------------------
    $   500        Alachua County Health Facility, (Mental
                   Health Services), (FSA), 7.75%, 7/1/10    $    513,990
-------------------------------------------------------------------------
                                                             $    513,990
-------------------------------------------------------------------------
Insured-Solid Waste -- 0.5%
-------------------------------------------------------------------------
    $ 1,500        St. John's County Solid Waste Disposal,
                   (FGIC), 7.25%, 11/1/10                    $  1,552,335
-------------------------------------------------------------------------
                                                             $  1,552,335
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.5%
-------------------------------------------------------------------------
    $ 3,175        Dade County, Special Obligation,
                   (AMBAC), Variable Rate, 10/1/35(2)        $  2,405,634
      1,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/11                                 531,940
      2,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/12                                 999,720
      1,185        Opa-Locka Sales Tax, (FGIC),
                   7.00%, 1/1/14                                1,278,141
      1,250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(3)         1,002,375
      2,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/10                               1,147,100
      1,760        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/12                                 895,963
      2,840        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/14                               1,274,138
      4,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/15                               1,677,680
      4,140        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/16                               1,628,635
      2,525        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/17                                 930,740
      2,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/18                                 690,120
      6,800        Tampa Utility Tax, (AMBAC),
                   0.00%, 4/1/19                                2,258,960
      5,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/19                               1,613,550
      4,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/20                               1,210,840
-------------------------------------------------------------------------
                                                             $ 19,545,536
-------------------------------------------------------------------------
Insured-Transportation -- 15.4%
-------------------------------------------------------------------------
    $ 3,475        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.00%, 10/1/24                     $  3,549,574
      4,000        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.55%, 10/1/13                        4,204,600
      4,150        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.60%, 10/1/22                        4,341,025
     13,750        Florida Turnpike Authority, (FGIC),
                   4.50%, 7/1/27                               11,272,113
      6,500        Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                                5,292,170
      8,650        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), 6.375%, 10/1/21               8,897,909
      2,900        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), Variable Rate, 10/1/18        2,356,772
      2,000        Orlando and Orange County Expressway
                   Authority, (FGIC), 8.25%, 7/1/14             2,587,500
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,206,000
-------------------------------------------------------------------------
                                                             $ 46,707,663
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.0%
-------------------------------------------------------------------------
    $ 1,500        Cocoa Water and Sewer, (FGIC),
                   4.50%, 10/1/26                            $  1,229,820
      5,000        Fort Myers Utility, (FGIC),
                   Variable Rate, 10/1/29(2)                    4,660,600
      1,000        Tampa Bay Water Utility System, (FGIC),
                   4.75%, 10/1/27                                 853,020

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 3,375        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(2)(3)              $  2,374,718
-------------------------------------------------------------------------
                                                             $  9,118,158
-------------------------------------------------------------------------
Nursing Home -- 6.5%
-------------------------------------------------------------------------
    $   390        Charlotte County IDA, (Beverly
                   Enterprises), 10.00%, 6/1/11              $    413,228
      4,285        Dade County IDA, (Club Care Center),
                   (GNMA), 6.60%, 1/20/18                       4,294,084
      5,075        Dade County IDA, (Gramercy Park Nursing
                   Care), (FHA), 6.60%, 8/1/23                  5,143,868
      1,725        Highlands County IDA, (Beverly
                   Enterprises), 9.25%, 7/1/07                  1,847,372
      3,750        Jacksonville Health Facilities
                   Authority, (Cypress Village),
                   7.00%, 12/1/22                               3,775,500
        500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                                391,625
      2,775        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/29                              2,086,939
        600        Orange County IDA, (Beverly
                   Enterprises), 9.25%, 8/1/10                    632,790
      1,000        Winter Garden, (Beverly Enterprises),
                   8.75%, 7/1/12                                1,060,180
-------------------------------------------------------------------------
                                                             $ 19,645,586
-------------------------------------------------------------------------
Pooled Loans -- 1.7%
-------------------------------------------------------------------------
    $ 5,000        Osceola County IDA, Community Pooled
                   Loan-93, 7.75%, 7/1/17                    $  5,125,300
-------------------------------------------------------------------------
                                                             $  5,125,300
-------------------------------------------------------------------------
Senior Living / Life Care -- 5.0%
-------------------------------------------------------------------------
    $ 6,895        Atlantic Beach, (Fleet Landing),
                   8.00%, 10/1/24                            $  7,931,939
      3,990        North Miami Health Facitities Authority,
                   (Imperial Club), 6.75%, 1/1/33               3,454,462
      2,855        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                               2,420,012
      1,750        Plantation Health Facilities Authority,
                   (Covenant Village of Florida),
                   5.125%, 12/1/22                              1,412,600
-------------------------------------------------------------------------
                                                             $ 15,219,013
-------------------------------------------------------------------------
Solid Waste -- 1.0%
-------------------------------------------------------------------------
    $ 3,095        Broward County, (Waste Energy Co., L.P.
                   North), 7.95%, 12/1/08                    $  3,194,783
-------------------------------------------------------------------------
                                                             $  3,194,783
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 2.6%
-------------------------------------------------------------------------
    $ 1,185        Lexington Oaks Community Development
                   District, 7.20%, 5/1/30                   $  1,194,705
      1,750        Longleaf Community Development District,
                   6.20%, 5/1/09                                1,653,330
      1,760        Longleaf Community Development District,
                   6.65%, 5/1/20                                1,624,128
      3,500        University Square Community Development
                   District, 6.75%, 5/1/20                      3,434,550
-------------------------------------------------------------------------
                                                             $  7,906,713
-------------------------------------------------------------------------
Transportation -- 4.7%
-------------------------------------------------------------------------
    $ 5,140        Florida, (Mid-Bay Bridge Authority),
                   6.125%, 10/1/22                           $  4,902,789
      9,950        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                     9,453,097
-------------------------------------------------------------------------
                                                             $ 14,355,886
-------------------------------------------------------------------------
Water and Sewer -- 1.2%
-------------------------------------------------------------------------
    $ 2,500        Hillsborough County Utility,
                   6.625%, 8/1/11                            $  2,575,550
      1,015        Northern Palm Beach County, (Water
                   Control and Improvements),
                   6.00%, 8/1/25                                  934,013
-------------------------------------------------------------------------
                                                             $  3,509,563
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $300,601,668)                            $297,623,329
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $  4,843,448
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $302,466,777
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 45.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.7% to 13.2% of total investments.

 (1)  Non-income producing security.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 0.8%
-------------------------------------------------------------------------
    $ 1,500        Massachusetts IFA, (Briscoe House),
                   (FHA), 7.125%, 2/1/36                     $  1,602,450
-------------------------------------------------------------------------
                                                             $  1,602,450
-------------------------------------------------------------------------
Cogeneration -- 1.3%
-------------------------------------------------------------------------
    $ 1,000        Massachusetts Development Finance
                   Agency, Resource Recovery, (Ogden
                   Haverhill), 5.50%, 12/1/19                $    850,440
      1,750        Massachusetts IFA, Resource Recovery,
                   (Ogden Haverhill), (AMT),
                   5.60%, 12/1/19                               1,539,387
-------------------------------------------------------------------------
                                                             $  2,389,827
-------------------------------------------------------------------------
Education -- 7.2%
-------------------------------------------------------------------------
    $ 2,750        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                            $  2,411,585
      1,000        Massachusetts Development Finance
                   Agency, (Wheeler School),
                   6.50%, 12/1/29                                 985,020
      3,100        Massachusetts HEFA, (Merrimack College),
                   7.125%, 7/1/12                               3,316,690
      2,000        Massachusetts IFA, (Belmont Hill
                   School), 5.25%, 9/1/28                       1,758,820
      1,250        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                1,130,987
      2,000        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.35%, 6/1/28                 1,702,080
      2,000        New England Educational Loan Marketing
                   Corp., (AMT), 6.90%, 11/1/09                 2,160,940
-------------------------------------------------------------------------
                                                             $ 13,466,122
-------------------------------------------------------------------------
Electric Utilities -- 8.0%
-------------------------------------------------------------------------
    $ 5,060        Massachusetts Municipal Wholesale
                   Electric Co., 6.625%, 7/1/18              $  5,128,310
      3,500        Massachusetts Municipal Wholesale
                   Electric Co., 6.75%, 7/1/11                  3,664,360
      3,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                1,137,810
     13,230        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                5,017,742
-------------------------------------------------------------------------
                                                             $ 14,948,222
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.8%
-------------------------------------------------------------------------
    $ 2,000        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Prerefunded to 7/15/02, 7.75%, 7/15/17    $  2,166,400
        100        Massachusetts Turnpike Authority,
                   (MBIA), Escrowed to Maturity,
                   5.00%, 1/1/20                                   92,483
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $29,870        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 0.00%, 1/1/28       $  5,925,312
     21,065        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         19,481,544
-------------------------------------------------------------------------
                                                             $ 27,665,739
-------------------------------------------------------------------------
General Obligations -- 1.0%
-------------------------------------------------------------------------
    $ 1,700        Nantucket, 6.80%, 12/1/11                 $  1,791,222
-------------------------------------------------------------------------
                                                             $  1,791,222
-------------------------------------------------------------------------
Hospital -- 24.6%
-------------------------------------------------------------------------
    $ 1,600        Massachusetts HEFA, (Cape Cod
                   Healthcare), 5.45%, 11/15/23              $  1,275,728
      1,550        Massachusetts HEFA, (Caritas Christi
                   Obligated Group), 5.625%, 7/1/20             1,215,277
      2,000        Massachusetts HEFA, (Daughters of
                   Charity Health System), 6.10%, 7/1/14        2,113,440
      3,610        Massachusetts HEFA, (Jordan Hospital),
                   5.25%, 10/1/23                               2,799,266
      1,465        Massachusetts HEFA, (Jordan Hospital),
                   5.375%, 10/1/28                              1,128,035
      1,020        Massachusetts HEFA, (Jordan Hospital),
                   6.875%, 10/1/15                              1,012,044
        800        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.25%, 7/15/18                                 624,000
      1,720        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.375%, 7/15/28                              1,284,393
      3,300        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                     2,980,428
      2,600        Massachusetts HEFA, (North Adams
                   Hospital), 6.625%, 7/1/18                    2,403,258
      8,000        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                       6,734,080
      5,255        Massachusetts HEFA, (Sisters of
                   Providence Health System),
                   6.50%, 11/15/08                              5,610,974
      8,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/08                        5,114,960
      9,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/09                        5,423,940
     11,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/10                        6,253,940
-------------------------------------------------------------------------
                                                             $ 45,973,763
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
-------------------------------------------------------------------------
    $ 2,075        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15         $  2,098,593
      3,000        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.90%, 12/1/29            3,077,550
-------------------------------------------------------------------------
                                                             $  5,176,143
-------------------------------------------------------------------------
Insured-Education -- 4.7%
-------------------------------------------------------------------------
    $   225        Massachusetts Educational Finance
                   Authority, (MBIA), (AMT), 7.25%, 1/1/09   $    232,236
      1,150        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA),
                   Variable Rate, 10/1/27(1)(2)                   908,615
        400        Massachusetts HEFA, (Boston University),
                   RIBS, (MBIA),
                   Variable Rate, 10/1/31(1)                      429,500
      2,500        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 4.75%, 10/1/28          2,101,400
      1,000        Massachusetts IFA, (College of the Holy
                   Cross), (MBIA), 5.00%, 9/1/23                  889,400
      5,000        Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                       4,211,250
-------------------------------------------------------------------------
                                                             $  8,772,401
-------------------------------------------------------------------------
Insured-General Obligations -- 1.3%
-------------------------------------------------------------------------
    $ 2,600        Ipswich, (FGIC), 5.00%, 11/15/19          $  2,370,784
-------------------------------------------------------------------------
                                                             $  2,370,784
-------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.4%
-------------------------------------------------------------------------
    $   750        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $    740,925
-------------------------------------------------------------------------
                                                             $    740,925
-------------------------------------------------------------------------
Insured-Hospital -- 9.1%
-------------------------------------------------------------------------
    $ 3,750        Massachusetts HEFA, (Beth Israel
                   Hospital), (AMBAC), (AMT),
                   Variable Rate, 7/1/25(1)                  $  3,651,563
      1,040        Massachusetts HEFA, (Beverly Hospital),
                   (MBIA), 7.30%, 7/1/13                        1,063,078
        885        Massachusetts HEFA, (Capital Assist
                   Program), (MBIA), 7.20%, 7/1/09                904,691
      1,000        Massachusetts HEFA, (Caregroup), (MBIA),
                   4.75%, 7/1/20                                  848,790
      2,000        Massachusetts HEFA, (St. Elizabeth
                   Hospital Issue), (FSA),
                   Variable Rate, 8/12/21(1)                    2,140,000
      2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA),
                   Variable Rate, 8/15/13(1)                    2,632,500
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA),
                   Variable Rate, 8/15/23(1)                 $  2,463,500
      3,000        Massachusetts HEFA, (The Medical Center
                   of Central Massachusetts) (AMBAC),
                   Variable Rate, 6/23/22(1)                    3,300,000
-------------------------------------------------------------------------
                                                             $ 17,004,122
-------------------------------------------------------------------------
Insured-Transportation -- 4.4%
-------------------------------------------------------------------------
    $ 4,480        Massachusetts Port Authority, (FGIC),
                   7.50%, 7/1/20                             $  4,598,989
      2,000        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   0.00%, 1/1/19                                  685,880
      8,500        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   0.00%, 1/1/24                                2,136,305
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                841,200
-------------------------------------------------------------------------
                                                             $  8,262,374
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.8%
-------------------------------------------------------------------------
    $ 3,500        Massachusetts Water Resource Authority,
                   (FGIC), 5.75%, 8/1/39                     $  3,459,330
-------------------------------------------------------------------------
                                                             $  3,459,330
-------------------------------------------------------------------------
Nursing Home -- 3.0%
-------------------------------------------------------------------------
    $ 2,400        Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                            $  2,210,520
      3,225        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               3,368,029
-------------------------------------------------------------------------
                                                             $  5,578,549
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
-------------------------------------------------------------------------
    $ 1,900        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $  1,599,667
-------------------------------------------------------------------------
                                                             $  1,599,667
-------------------------------------------------------------------------
Solid Waste -- 0.4%
-------------------------------------------------------------------------
    $   795        Pittsfield, Solid Waste Disposal, (Vicon
                   Recovery Associates), 7.95%, 11/1/04      $    803,530
-------------------------------------------------------------------------
                                                             $    803,530
-------------------------------------------------------------------------
Transportation -- 2.3%
-------------------------------------------------------------------------
    $ 3,500        Massachusetts Bay Transportation
                   Authority, Variable Rate, 3/1/27(1)(2)    $  2,641,450

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $ 2,000        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $  1,728,620
-------------------------------------------------------------------------
                                                             $  4,370,070
-------------------------------------------------------------------------
Water and Sewer -- 9.7%
-------------------------------------------------------------------------
    $12,185        Boston IDA, (Harbor Electric Energy
                   Co.), (AMT), 7.375%, 5/15/15              $ 12,569,559
      1,500        Massachusetts Water Resources Authority,
                   5.25%, 3/1/13                                1,478,505
      4,165        Massachusetts Water Resources Authority,
                   5.25%, 12/1/15                               4,084,116
-------------------------------------------------------------------------
                                                             $ 18,132,180
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $186,647,438)                            $184,107,420
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $  2,961,862
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $187,069,282
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 22.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 10.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 7.8%
------------------------------------------------------------------------
     $  470        Mississippi State University Educational
                   Building Corp., (Athletic Facilities),
                   6.20%, 6/1/16                             $   487,583
        750        Mississippi State University Educational
                   Building Corp., (Facilities Renovation),
                   6.15%, 6/15/15                                762,412
------------------------------------------------------------------------
                                                             $ 1,249,995
------------------------------------------------------------------------
Electric Utilities -- 2.9%
------------------------------------------------------------------------
     $  450        Warren County, (Mississippi Power &
                   Light), 7.00%, 4/1/22                     $   464,292
------------------------------------------------------------------------
                                                             $   464,292
------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.1%
------------------------------------------------------------------------
     $  500        Mississippi Educational Facilities
                   Authority, (Milsaps College), (MBIA),
                   Prerefunded to 11/1/04, 6.50%, 11/1/19    $   541,650
      2,500        Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                               1,061,250
------------------------------------------------------------------------
                                                             $ 1,602,900
------------------------------------------------------------------------
Hospital -- 6.5%
------------------------------------------------------------------------
     $  300        Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21            $   237,636
        500        Jones County, (South Central Regional
                   Medical Center), 5.50%, 12/1/17               423,460
        450        Mississippi Hospital Equipment and
                   Facilities Authority, (Rush Medical
                   Foundation), 6.00%, 1/1/22                    382,117
------------------------------------------------------------------------
                                                             $ 1,043,213
------------------------------------------------------------------------
Housing -- 15.2%
------------------------------------------------------------------------
     $  500        Hinds County, (Woodridge Apartments),
                   (FHA), 6.25%, 11/1/27                     $   505,485
        500        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 6.625%, 4/1/27                         511,070
        495        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 7.55%, 12/1/27                         538,763
        270        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.10%, 12/1/24                         291,279
        540        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.125%, 12/1/24                        581,953
------------------------------------------------------------------------
                                                             $ 2,428,550
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 15.1%
------------------------------------------------------------------------
     $  500        Grenada County, (Georgia-Pacific),
                   5.45%, 9/1/14                             $   440,105
        750        Lowndes County, (Weyerhaeuser),
                   6.80%, 4/1/22                                 820,140
        500        Mississippi Business Finance Corp.,
                   (E.I. DuPont deNemours), (AMT),
                   7.15%, 5/1/16                                 521,645
        250        Mississippi Business Finance Corp.,
                   (System Energy Resources),
                   5.90%, 5/1/22                                 223,145
        400        Warren County, (International Paper),
                   (AMT), 6.70%, 8/1/18                          405,828
------------------------------------------------------------------------
                                                             $ 2,410,863
------------------------------------------------------------------------
Insured-Education -- 3.0%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., (MBIA), 5.25%, 8/1/17     $   484,210
------------------------------------------------------------------------
                                                             $   484,210
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.0%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/03(1)           $   316,500
        550        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         478,791
------------------------------------------------------------------------
                                                             $   795,291
------------------------------------------------------------------------
Insured-General Obligations -- 6.3%
------------------------------------------------------------------------
     $  500        Hinds County, (MBIA), 6.25%, 3/1/11       $   546,560
        500        Mississippi Development Bank, (Capital
                   Projects & Equipment Acquisition),
                   (AMBAC), 5.00%, 7/1/24                        449,725
------------------------------------------------------------------------
                                                             $   996,285
------------------------------------------------------------------------
Insured-Hospital -- 12.8%
------------------------------------------------------------------------
     $  750        Gulfport, (Gulfport Memorial Hospital),
                   (MBIA), 6.20%, 7/1/18                     $   764,475
        750        Hinds County, (Mississippi Methodist
                   Hospital), (AMBAC), 5.60%, 5/1/12             767,295
        500        Mississippi Hospital Equipment and
                   Facilities Authority, (Mississippi
                   Baptist Medical Center), (MBIA),
                   6.00%, 5/1/13                                 515,805
------------------------------------------------------------------------
                                                             $ 2,047,575
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.6%
------------------------------------------------------------------------
     $  400        Harrison County, Wastewater Management
                   and Solid Waste, (FGIC), 4.75%, 2/1/27    $   337,200
        435        Mississippi Development Bank, (Combined
                   Water and Sewer System), (AMBAC),
                   5.00%, 7/1/23                                 384,523

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $  200        Mississippi Development Bank,
                   (Diberville Combined Water and Sewer
                   System), (AMBAC), 5.00%, 7/1/23           $   177,714
------------------------------------------------------------------------
                                                             $   899,437
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.7%
------------------------------------------------------------------------
     $  750        Mississippi Development Bank, (Golden
                   Triangle Solid Waste), 6.00%, 7/1/15      $   754,770
------------------------------------------------------------------------
                                                             $   754,770
------------------------------------------------------------------------
Nursing Home -- 1.9%
------------------------------------------------------------------------
     $  295        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25      $   296,136
------------------------------------------------------------------------
                                                             $   296,136
------------------------------------------------------------------------
Senior Living / Life Care -- 1.3%
------------------------------------------------------------------------
     $  195        Ridgeland, Urban Renewal, (The Orchard),
                   7.75%, 12/1/15                            $   199,641
------------------------------------------------------------------------
                                                             $   199,641
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $15,534,293)                             $15,673,158
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $   282,390
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $15,955,548
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 36.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 21.3% of total investments.

 (1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 1.9%
-------------------------------------------------------------------------
    $ 4,000        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $  4,262,480
      2,935        North Syracuse Village Housing
                   Authority, (AJM Senior Housing, Inc.,
                   Janus Park), 8.00%, 6/1/24                   2,343,715
-------------------------------------------------------------------------
                                                             $  6,606,195
-------------------------------------------------------------------------
Cogeneration -- 3.0%
-------------------------------------------------------------------------
    $ 6,000        New York City IDA, (Brooklyn Navy Yard
                   Cogeneration), 5.65%, 10/1/28             $  5,291,520
      2,100        New York City IDA, (Brooklyn Navy Yard
                   Cogeneration), (AMT), 5.75%, 10/1/36         1,861,356
      4,250        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                3,656,105
-------------------------------------------------------------------------
                                                             $ 10,808,981
-------------------------------------------------------------------------
Education -- 25.3%
-------------------------------------------------------------------------
    $ 5,580        Monroe County IDA, (Wilmur Assoc.),
                   7.25%, 12/1/16                            $  5,763,359
      8,000        New York Dormitory Authority, (City
                   University), 5.625%, 7/1/16                  8,080,000
      8,500        New York Dormitory Authority, (City
                   University), 6.00%, 7/1/20                   8,674,590
      5,100        New York Dormitory Authority, (City
                   University), 7.00%, 7/1/09                   5,551,809
      4,325        New York Dormitory Authority, (City
                   University), 7.50%, 7/1/10                   4,899,836
      9,985        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                               9,775,415
     28,775        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19                              27,389,484
     14,680        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/21                              13,864,966
      2,000        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.50%, 5/15/19                               1,975,420
      2,670        Rensselaer County IDA, (Polytechnic
                   Institute Dormitory), 5.125%, 8/1/29         2,344,153
      1,500        Tompkins County IDA, (Cornell
                   University), 5.75%, 7/1/30                   1,498,785
-------------------------------------------------------------------------
                                                             $ 89,817,817
-------------------------------------------------------------------------
Electric Utilities -- 6.9%
-------------------------------------------------------------------------
    $11,550        Long Island Power Authority, Electric
                   System Revenue, 5.50%, 12/1/23            $ 10,872,592
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Electric Utilities (continued)
-------------------------------------------------------------------------
    $ 5,260        Long Island Power Authority, Electric
                   System Revenue, 5.50%, 12/1/29            $  4,866,342
      2,450        New York Energy Research and Development
                   Authority, (AMT),
                   Variable Rate, 8/1/22(1)                     2,715,139
      2,500        New York Energy Research and Development
                   Authority, (Brooklyn Union Gas), (AMT),
                   Variable Rate, 7/1/26(1)                     2,743,750
      3,000        New York Energy Research and Development
                   Authority, (LILCO), (AMT),
                   6.90%, 8/1/22(1)                             3,394,230
-------------------------------------------------------------------------
                                                             $ 24,592,053
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.1%
-------------------------------------------------------------------------
    $   255        New York MCFFA, Hospital and Nursing
                   Insured Mortgage, Prerefunded to
                   8/15/01, 7.45%, 8/15/31                   $    269,683
-------------------------------------------------------------------------
                                                             $    269,683
-------------------------------------------------------------------------
General Obligations -- 4.0%
-------------------------------------------------------------------------
    $ 5,000        New York City, 5.00%, 3/15/21             $  4,421,550
      7,500        New York City, 5.875%, 2/15/19               7,541,625
      1,125        Puerto Rico, 0.00%, 7/1/17                     423,832
      5,075        Puerto Rico, 0.00%, 7/1/18                   1,790,815
-------------------------------------------------------------------------
                                                             $ 14,177,822
-------------------------------------------------------------------------
Hospital -- 7.9%
-------------------------------------------------------------------------
    $ 1,250        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $  1,163,675
      3,250        Chautauqua County IDA, (Womans Christian
                   Association), 6.40%, 11/15/29                2,820,285
      2,750        Fulton County IDA, (Nathan Littauer
                   Hospital), 6.00%, 11/1/18                    2,368,052
      1,250        New York City, Health and Hospital
                   Corp., 5.25%, 2/15/17                        1,144,462
      5,000        New York Dormitory Authority, (Jamaica
                   Hospital), 5.20%, 2/15/15                    4,634,300
      7,300        New York Dormitory Authority, Mental
                   Health Facilities, 5.375%, 2/15/26           6,628,327
      2,190        New York MCFFA, Hospital and Nursing
                   Insured Mortgage, (FHA), 7.00%, 8/15/32      2,325,364
      6,600        New York MCFFA, Hospital and Nursing
                   Insured Mortgage, (FHA), 7.25%, 2/15/31      7,023,060
-------------------------------------------------------------------------
                                                             $ 28,107,525
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hotel -- 0.3%
-------------------------------------------------------------------------
    $ 3,000        Niagara County IDA, (Wintergarden Inn
                   Associates), 9.75%, 6/1/11(2)             $  1,173,750
-------------------------------------------------------------------------
                                                             $  1,173,750
-------------------------------------------------------------------------
Housing -- 1.8%
-------------------------------------------------------------------------
    $ 4,324        New York City HDC, Allerville,
                   6.50%, 11/15/18                           $  4,326,585
      1,896        New York City HDC, Dayton,
                   6.50%, 11/15/18                              1,928,711
-------------------------------------------------------------------------
                                                             $  6,255,296
-------------------------------------------------------------------------
Insured-Education -- 6.3%
-------------------------------------------------------------------------
    $12,500        New York Dormitory Authority, (New York
                   University), (MBIA), 5.75%, 7/1/27        $ 12,654,125
     11,325        New York Dormitory Authority, (State
                   University Educational Facilities),
                   (FSA), 4.75%, 5/15/28                        9,507,791
-------------------------------------------------------------------------
                                                             $ 22,161,916
-------------------------------------------------------------------------
Insured-General Obligations -- 3.8%
-------------------------------------------------------------------------
    $   700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/08                   $    797,972
        700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/09                        805,105
        770        Chautauqua County Unlimited Tax, (FGIC),
                   6.40%, 9/15/09                                 846,453
        700        Jamestown, (AMBAC), 7.10%, 3/15/11             814,653
        675        Jamestown, (AMBAC), 7.10%, 3/15/12             790,277
        675        Jamestown, (AMBAC), 7.10%, 3/15/13             794,293
        515        Jamestown, (AMBAC), 7.10%, 3/15/14             608,014
      3,615        Nassau County, (AMBAC), 5.25%, 6/1/15        3,517,106
      4,500        Puerto Rico, (FSA),
                   Variable Rate, 7/1/22(1)(3)                  4,556,250
-------------------------------------------------------------------------
                                                             $ 13,530,123
-------------------------------------------------------------------------
Insured-Hospital -- 0.2%
-------------------------------------------------------------------------
    $   750        New York Dormitory Authority, (New York
                   Presbyterian Hospital), (AMBAC),
                   4.75%, 8/1/27                             $    629,940
-------------------------------------------------------------------------
                                                             $    629,940
-------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.4%
-------------------------------------------------------------------------
    $ 1,400        New York MCFFA, Long Term Health Care
                   (FSA), 6.80%, 11/1/14                     $  1,472,884
-------------------------------------------------------------------------
                                                             $  1,472,884
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Solid Waste -- 1.5%
-------------------------------------------------------------------------
    $ 4,795        Islip Resource Recovery Agency, (MBIA),
                   6.50%, 7/1/09                             $  5,199,362
-------------------------------------------------------------------------
                                                             $  5,199,362
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.6%
-------------------------------------------------------------------------
    $ 4,775        New York City Trust Cultural Resources,
                   (AMBAC), Variable Rate, 7/1/29(1)(3)      $  4,727,155
      1,225        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(4)                       845,740
-------------------------------------------------------------------------
                                                             $  5,572,895
-------------------------------------------------------------------------
Insured-Transportation -- 6.4%
-------------------------------------------------------------------------
    $10,700        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.75%, 4/1/28           $  9,040,537
      4,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              3,364,800
      3,000        Triborough Bridge and Tunnel Authority,
                   (AMBAC), Variable Rate, 1/1/12(1)(3)         3,236,940
      7,000        VRDC-IVRC Trust, (New York MTA), (MBIA),
                   Variable Rate, 6/26/02(1)(3)                 7,183,750
-------------------------------------------------------------------------
                                                             $ 22,826,027
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 9.4%
-------------------------------------------------------------------------
    $ 5,000        New York Housing Finance Agency, New
                   York City Health Facilities,
                   Variable Rate, 5/1/06(1)(3)               $  5,320,100
     27,940        New York UDC, 5.70%, 4/1/20                 27,864,003
-------------------------------------------------------------------------
                                                             $ 33,184,103
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.1%
-------------------------------------------------------------------------
    $   380        New York City IDA, (A Very Special
                   Place), 5.75%, 1/1/29                     $    305,710
-------------------------------------------------------------------------
                                                             $    305,710
-------------------------------------------------------------------------
Special Tax Revenue -- 7.8%
-------------------------------------------------------------------------
    $ 7,595        New York City Transitional Finance
                   Authority, 5.50%, 5/1/25                  $  7,280,871
     19,830        New York LGAC, 5.00%, 4/1/21                18,131,561
      2,950        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(3)       2,341,120
-------------------------------------------------------------------------
                                                             $ 27,753,552
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 6.0%
-------------------------------------------------------------------------
    $ 3,165        Monroe County Airport Authority, (AMT),
                   Variable Rate, 1/1/19(1)(3)               $  3,335,119
      1,750        Niagara Frontier Airport Authority,
                   (AMT), Variable Rate, 4/1/29(1)(3)           1,614,725
      1,200        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       1,143,036
     12,080        Triborough Bridge and Tunnel Authority,
                   5.50%, 1/1/17                               12,135,447
      3,000        Triborough Bridge and Tunnel Authority,
                   6.125%, 1/1/21                               3,193,440
-------------------------------------------------------------------------
                                                             $ 21,421,767
-------------------------------------------------------------------------
Water and Sewer -- 3.6%
-------------------------------------------------------------------------
    $ 6,600        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/30                 $  6,463,248
      6,500        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/29                    6,368,765
-------------------------------------------------------------------------
                                                             $ 12,832,013
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $343,099,165)                            $348,699,414
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $  6,010,604
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $354,710,018
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 20.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 7.2% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2)  Non-income producing security.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 2.6%
-------------------------------------------------------------------------
    $   550        Ohio Higher Educational Facilities,
                   (Case Western University),
                   6.50%, 10/1/20                            $    609,614
      5,875        Ohio Higher Educational Facilities,
                   (Oberlin College),
                   Variable Rate, 10/1/29(1)(2)                 4,442,087
-------------------------------------------------------------------------
                                                             $  5,051,701
-------------------------------------------------------------------------
Electric Utilities -- 5.9%
-------------------------------------------------------------------------
    $ 2,000        Clyde, Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $  1,903,640
      2,330        Ohio Air Quality Development Authority,
                   Variable Rate, 5/1/26(1)(2)                  1,691,254
      4,750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20              4,282,362
      4,000        Puerto Rico Electric Power Authority,
                   4.75%, 7/1/24                                3,403,480
-------------------------------------------------------------------------
                                                             $ 11,280,736
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.9%
-------------------------------------------------------------------------
    $ 1,000        Clermont County, (Mercy Health System),
                   (AMBAC), Prerefunded to 9/25/01,
                   Variable Rate, 10/5/21(1)                 $  1,103,750
      1,750        Lorain County, (Lakeland County
                   Hospital), Escrowed to Maturity,
                   6.50%, 11/15/12                              1,873,427
        600        Warren County, (Otterbein Homes),
                   Prerefunded to 7/1/01, 7.20%, 7/1/11           630,960
-------------------------------------------------------------------------
                                                             $  3,608,137
-------------------------------------------------------------------------
General Obligations -- 8.7%
-------------------------------------------------------------------------
    $ 3,035        Belmont County, 7.30%, 12/1/12            $  3,260,076
      5,000        Hamilton City School District,
                   5.50%, 12/1/24                               4,858,300
      1,000        Tuscarawas County Public Library
                   Improvement, 6.90%, 12/1/11                  1,038,700
      6,855        Youngstown, 7.35%, 7/1/05                    7,476,132
-------------------------------------------------------------------------
                                                             $ 16,633,208
-------------------------------------------------------------------------
Hospital -- 15.8%
-------------------------------------------------------------------------
    $ 1,000        Allen County LIMA, (Convalescent Home
                   Foundation), (GNMA), 6.40%, 1/1/21        $  1,004,290
      1,000        Butler County, (Hamilton-Hughe
                   Hospital), 7.50%, 1/1/10                     1,032,100
      2,100        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28                               1,594,740
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 2,100        Cuyahoga County, (Fairview General
                   Hospital), 6.25%, 8/15/10                 $  2,188,179
      1,000        East Liverpool, (City Hospital),
                   8.00%, 10/1/21                               1,038,570
      4,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                     4,173,760
      3,000        Franklin County, (Children's Hospital),
                   6.60%, 5/1/13                                3,163,500
      5,115        Hamilton County, (Bethesda Hospital,
                   Inc.), 6.25%, 1/1/12                         5,258,936
      1,000        Hamilton County, (Wesley Hall),
                   6.50%, 3/1/15                                1,052,430
      2,200        Highland County, (Township Hospital),
                   6.75%, 12/1/29                               1,997,248
      3,800        Miami, (Upper Valley Medical Center),
                   6.375%, 5/15/26                              3,369,992
      1,000        Parma, (Parma Community General Hospital
                   Association), 5.35%, 11/1/18                   867,110
      4,250        Parma, (Parma Community General Hospital
                   Association), 5.375%, 11/1/29                3,498,472
-------------------------------------------------------------------------
                                                             $ 30,239,327
-------------------------------------------------------------------------
Housing -- 8.3%
-------------------------------------------------------------------------
    $ 2,955        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28                      $  2,818,893
      2,500        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.50%, 3/1/26                         2,575,100
      5,985        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.60%, 3/1/36                         6,163,832
      2,920        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                2,723,718
        535        Ohio HFA SFMR, (GNMA), (AMT),
                   Variable Rate, 3/31/31(1)                      563,756
      1,000        Ohio HFA, (Aristocrat), (FHA), (AMT),
                   7.30%, 8/1/31                                1,023,620
-------------------------------------------------------------------------
                                                             $ 15,868,919
-------------------------------------------------------------------------
Industrial Development Revenue -- 17.2%
-------------------------------------------------------------------------
    $ 4,500        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19          $  3,884,085
      2,000        Cuyahoga IDR, (Chippewa Place), (FHA),
                   6.60%, 8/1/15                                2,090,740
      2,950        Dayton, Special Facilities Revenue,
                   (Emery Airline Freight), 5.625%, 2/1/18      2,676,623
        500        Ohio Economic Development Commission,
                   (Burrows Paper), (AMT), 7.625%, 6/1/11         522,355
        180        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.50%, 12/1/04          182,965

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $   530        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.90%, 12/1/09     $    545,614
      1,420        Ohio Economic Development Commission,
                   (Consolidated Biscuit), (AMT),
                   7.00%, 12/1/09                               1,518,818
      3,005        Ohio Economic Development Commission, (J
                   J & W LP), (AMT), 6.70%, 12/1/14             3,091,574
      1,020        Ohio Economic Development Commission,
                   (Kmart), 6.75%, 5/15/07                      1,028,170
        560        Ohio Economic Development Commission,
                   (Luigino's, Inc.), (AMT), 6.85%, 6/1/01        561,092
      1,525        Ohio Economic Development Commission,
                   (Progress Plastic Products), (AMT),
                   7.80%, 12/1/09                               1,680,535
        345        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                                 346,594
      1,000        Ohio Economic Development Commission,
                   (Royal Appliance Manufacturing), (AMT),
                   7.625%, 12/1/11                              1,044,630
        680        Ohio Economic Development Commission,
                   (Royal Appliance Manufacturing), (AMT),
                   7.625%, 12/1/11                                710,348
        880        Ohio Economic Development Commission,
                   (VSM Corp.), (AMT), 7.375%, 12/1/11            915,834
      3,750        Ohio Environmental Facilities, (Ford
                   Motor), (AMT), 5.95%, 9/1/29                 3,732,750
      2,200        Ohio Environmental Improvement, (USX),
                   5.625%, 5/1/29                               1,931,710
      1,000        Ohio Pollution Control, (Standard Oil),
                   6.75%, 12/1/15                               1,135,130
      4,000        Ohio Solid Waste Disposal, (USG), (AMT),
                   5.65%, 3/1/33                                3,468,080
      1,000        Ohio Solid Waste Disposal, (USG), (AMT),
                   6.05%, 8/1/34                                  916,710
      3,000        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                  991,110
-------------------------------------------------------------------------
                                                             $ 32,975,467
-------------------------------------------------------------------------
Insured-Certificates of Participation -- 0.7%
-------------------------------------------------------------------------
    $ 1,350        Cleveland, Certificates of
                   Participation, (Cleveland Stadium),
                   (AMBAC), 5.25%, 11/15/22                  $  1,264,261
-------------------------------------------------------------------------
                                                             $  1,264,261
-------------------------------------------------------------------------
Insured-Education -- 1.0%
-------------------------------------------------------------------------
    $ 2,000        University of Akron, (FGIC),
                   Variable Rate, 1/1/29(1)(2)               $  1,985,640
-------------------------------------------------------------------------
                                                             $  1,985,640
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.6%
-------------------------------------------------------------------------
    $ 2,000        Cuyahoga County Utility Systems,
                   (Medical Center Co.), (MBIA), (AMT),
                   6.10%, 8/15/15                            $  2,060,180
      3,340        Ohio Air Quality Development Authority,
                   (Ohio Power), (AMBAC), 5.15%, 5/1/26         3,038,932
-------------------------------------------------------------------------
                                                             $  5,099,112
-------------------------------------------------------------------------
Insured-General Obligations -- 3.4%
-------------------------------------------------------------------------
    $ 2,110        Hudson Local School District, (FGIC),
                   0.00%, 12/15/09                           $  1,271,170
      2,600        Norwalk City School District, (AMBAC),
                   4.75%, 12/1/26                               2,211,326
      3,000        Puerto Rico, (FSA),
                   Variable Rate, 7/1/22(1)(2)                  3,037,500
-------------------------------------------------------------------------
                                                             $  6,519,996
-------------------------------------------------------------------------
Insured-Hospital -- 9.1%
-------------------------------------------------------------------------
    $ 4,995        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29                    $  4,458,537
      3,000        Hamilton County, (Childrens Hospital
                   Medical Center), (MBIA), 4.75%, 5/15/28      2,503,260
      2,750        Mansfield, (Mansfield General Hospital),
                   (AMBAC), 6.70%, 12/1/09                      2,877,353
      1,000        Montgomery County, (Miami Valley
                   Hospital), (AMBAC), 6.25%, 11/15/16          1,027,090
      6,565        Portage County, (Robinson Memorial
                   Hospital), (MBIA), 5.80%, 11/15/15           6,664,985
-------------------------------------------------------------------------
                                                             $ 17,531,225
-------------------------------------------------------------------------
Insured-Housing -- 0.6%
-------------------------------------------------------------------------
    $ 1,100        Ohio Capital Corp., (Horizon
                   Apartments), (FHA), (MBIA),
                   6.50%, 1/1/23                             $  1,118,832
-------------------------------------------------------------------------
                                                             $  1,118,832
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.6%
-------------------------------------------------------------------------
    $ 2,990        Hamilton County Sales Tax, (Hamilton
                   County Football), (MBIA), 5.00%, 12/1/27  $  2,639,722
      1,500        Hamilton County Sales Tax, (MBIA),
                   4.75%, 12/1/27                               1,273,230
      1,575        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)                     1,087,380
-------------------------------------------------------------------------
                                                             $  5,000,332
-------------------------------------------------------------------------
Insured-Transportation -- 5.9%
-------------------------------------------------------------------------
    $ 1,600        Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                            $  1,315,872
        650        Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                 549,023

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $ 7,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                            $  6,867,280
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              2,523,600
-------------------------------------------------------------------------
                                                             $ 11,255,775
-------------------------------------------------------------------------
Nursing Home -- 6.5%
-------------------------------------------------------------------------
    $ 2,000        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/17                            $  1,617,540
      1,305        Cuyahoga County, (Maple Care Center),
                   (GNMA), (AMT), 8.00%, 8/20/16                1,505,278
      1,205        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   6.10%, 9/20/16                               1,255,104
      6,455        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   9.55%, 3/20/32                               8,156,538
-------------------------------------------------------------------------
                                                             $ 12,534,460
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.7%
-------------------------------------------------------------------------
    $ 1,990        Franklin County, (Kensington Place),
                   6.75%, 1/1/34                             $  2,060,605
      1,000        Hamilton County Hospital Facilities,
                   (Episcopal Retirement Home),
                   6.80%, 1/1/08                                1,036,830
      2,400        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                2,103,504
      2,250        Summit County Healthcare Facilities,
                   (Village at Saint Edward),
                   5.75%, 12/1/25                               1,820,295
-------------------------------------------------------------------------
                                                             $  7,021,234
-------------------------------------------------------------------------
Solid Waste -- 1.0%
-------------------------------------------------------------------------
    $ 2,400        Ohio Water Development Authority, Solid
                   Waste Disposal Revenue, (Bay Shore
                   Power), (AMT), 5.875%, 9/1/20             $  1,980,312
-------------------------------------------------------------------------
                                                             $  1,980,312
-------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
-------------------------------------------------------------------------
    $ 1,430        Cuyahoga County, Economic Development
                   Revenue, (Shaker Square), 6.75%, 12/1/30  $  1,466,579
      1,350        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)       1,071,360
-------------------------------------------------------------------------
                                                             $  2,537,939
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 0.1%
-------------------------------------------------------------------------
    $   250        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                  $    237,515
-------------------------------------------------------------------------
                                                             $    237,515
-------------------------------------------------------------------------
Water and Sewer -- 0.5%
-------------------------------------------------------------------------
    $ 1,000        Vermilion Water, 7.25%, 8/15/15           $  1,030,800
-------------------------------------------------------------------------
                                                             $  1,030,800
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.4%
   (identified cost $195,425,984)                            $190,774,928
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                       $  1,104,661
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $191,879,589
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 26.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 10.9% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 1.9%
-------------------------------------------------------------------------
    $   750        Rhode Island Student Loan Authority,
                   (AMT), 5.60%, 12/1/12                     $    733,125
-------------------------------------------------------------------------
                                                             $    733,125
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.5%
-------------------------------------------------------------------------
    $   255        Rhode Island Clean Water Protection
                   Finance Agency, Water Pollution Control,
                   (MBIA), Prerefunded to 10/1/04,
                   5.85%, 10/1/09                            $    268,515
      1,000        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/12                      1,054,510
-------------------------------------------------------------------------
                                                             $  1,323,025
-------------------------------------------------------------------------
General Obligations -- 3.3%
-------------------------------------------------------------------------
    $   225        Puerto Rico, 0.00%, 7/1/16                $     90,270
      1,000        Puerto Rico Public Buildings Authority,
                   5.25%, 7/1/21                                  937,270
        230        Rhode Island Depositors Economic
                   Protection Corp., 5.75%, 8/1/21                230,400
-------------------------------------------------------------------------
                                                             $  1,257,940
-------------------------------------------------------------------------
Hospital -- 7.6%
-------------------------------------------------------------------------
    $   500        Rhode Island HEFA, (Newport Hospital),
                   5.30%, 7/1/29                             $    403,485
      1,250        Rhode Island HEFA, (South County
                   Hospital), 5.75%, 11/15/26                   1,104,012
        800        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      610,592
        830        Rhode Island HEFA, (Westerly Hospital),
                   6.00%, 7/1/14                                  752,677
-------------------------------------------------------------------------
                                                             $  2,870,766
-------------------------------------------------------------------------
Housing -- 15.2%
-------------------------------------------------------------------------
    $   500        Guam Housing Corp., Single Family,
                   5.75%, 9/1/31                             $    493,810
      1,740        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.60%, 10/1/25         1,766,239
        875        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.80%, 10/1/25           898,004
        475        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.10%, 10/1/23           493,729
      2,000        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.55%, 10/1/22         2,062,240
-------------------------------------------------------------------------
                                                             $  5,714,022
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Education -- 5.7%
-------------------------------------------------------------------------
    $ 1,000        Rhode Island HEFA, (Johnson and Wales
                   University), (MBIA), 5.00%, 4/1/29        $    861,510
        500        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/24             435,780
        400        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/28             344,900
        500        Rhode Island HEFA, (University of Rhode
                   Island), (MBIA), 5.50%, 9/15/19                491,490
-------------------------------------------------------------------------
                                                             $  2,133,680
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
-------------------------------------------------------------------------
    $   750        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $    651,165
      1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                          682,938
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                          435,265
-------------------------------------------------------------------------
                                                             $  1,769,368
-------------------------------------------------------------------------
Insured-General Obligations -- 13.8%
-------------------------------------------------------------------------
    $ 1,500        Kent County Water Authority, (MBIA),
                   6.35%, 7/15/14                            $  1,581,930
        900        North Kingstown, (FGIC),
                   5.875%, 10/1/25                                901,494
        500        Providence, Public Building Authority,
                   (School and Public Facilities Projects),
                   (FSA), 5.00%, 12/15/18                         451,750
        375        Rhode Island Consolidated Capital
                   Development, (FGIC), 4.75%, 9/1/17             334,631
        500        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), 5.80%, 8/1/09        527,405
        250        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/23                           218,145
      1,400        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/28                         1,203,356
-------------------------------------------------------------------------
                                                             $  5,218,711
-------------------------------------------------------------------------
Insured-Hospital -- 6.5%
-------------------------------------------------------------------------
    $ 2,700        Rhode Island HEFA, (Lifespan), (MBIA),
                   5.25%, 5/15/26                            $  2,435,994
-------------------------------------------------------------------------
                                                             $  2,435,994
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Housing -- 1.4%
-------------------------------------------------------------------------
    $   500        Villa Excelsior Housing Development
                   Corp., (MBIA), 6.85%, 1/1/24              $    521,820
-------------------------------------------------------------------------
                                                             $    521,820
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 13.9%
-------------------------------------------------------------------------
    $ 3,000        Convention Center Authority of Rhode
                   Island, (MBIA), 5.00%, 5/15/20            $  2,685,810
      2,300        Convention Center Authority of Rhode
                   Island, (MBIA), 5.25%, 5/15/15               2,251,723
        420        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(1)                       289,968
-------------------------------------------------------------------------
                                                             $  5,227,501
-------------------------------------------------------------------------
Insured-Transportation -- 3.9%
-------------------------------------------------------------------------
    $ 1,750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $  1,472,100
-------------------------------------------------------------------------
                                                             $  1,472,100
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.7%
-------------------------------------------------------------------------
    $   750        Rhode Island Clean Water, Safe Drinking
                   Water, (AMBAC), 6.70%, 1/1/15             $    808,328
        350        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.40%, 10/1/15                                 346,560
        245        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.85%, 10/1/09                                 252,193
-------------------------------------------------------------------------
                                                             $  1,407,081
-------------------------------------------------------------------------
Nursing Home -- 3.0%
-------------------------------------------------------------------------
    $   500        Rhode Island HEFA, (Roger Williams
                   Realty), 6.50%, 8/1/29                    $    510,190
        725        Rhode Island HEFA, (Steere House),
                   5.80%, 7/1/20                                  617,251
-------------------------------------------------------------------------
                                                             $  1,127,441
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
-------------------------------------------------------------------------
    $ 1,000        Rhode Island HEFA, (Tockwotton Home),
                   6.25%, 8/15/22                            $    896,590
-------------------------------------------------------------------------
                                                             $    896,590
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue -- 5.3%
-------------------------------------------------------------------------
    $ 1,500        Providence, Tax Increment, 7.65%, 6/1/16  $  1,617,360
        500        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(2)(3)         396,800
-------------------------------------------------------------------------
                                                             $  2,014,160
-------------------------------------------------------------------------
Transportation -- 1.1%
-------------------------------------------------------------------------
    $   500        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                  $    430,930
-------------------------------------------------------------------------
                                                             $    430,930
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.9%
   (identified cost $37,154,487)                             $ 36,554,254
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.1%                       $  1,153,680
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $ 37,707,934
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 58.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 39.4% of total investments.

 (1)  Security has been issued as a leveraged inverse floater bond.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Electric Utilities -- 3.7%
-------------------------------------------------------------------------
    $   500        Mason PCR, (Appalacian Power),
                   6.85%, 6/1/22                             $    509,445
      1,130        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  428,575
-------------------------------------------------------------------------
                                                             $    938,020
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.9%
-------------------------------------------------------------------------
    $ 2,500        Kanawha-Putnam, Single Family, (AMBAC),
                   Escrowed to Maturity, 0.00%, 12/1/16      $    967,175
-------------------------------------------------------------------------
                                                             $    967,175
-------------------------------------------------------------------------
General Obligations -- 0.8%
-------------------------------------------------------------------------
    $   500        Puerto Rico, 0.00%, 7/1/16                $    200,600
-------------------------------------------------------------------------
                                                             $    200,600
-------------------------------------------------------------------------
Hospital -- 12.2%
-------------------------------------------------------------------------
    $ 1,250        Berkeley Building Commission, (City
                   Hospital), 6.50%, 11/1/22                 $  1,169,437
        750        Philippi Health System, (Davis Health
                   System - Broaddus Hospital),
                   5.50%, 11/1/24                                 663,862
        250        Princeton, (Community Hospital),
                   6.10%, 5/1/29                                  210,462
      1,000        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), 6.50%, 9/1/23                       1,005,330
-------------------------------------------------------------------------
                                                             $  3,049,091
-------------------------------------------------------------------------
Industrial Development Revenue -- 10.7%
-------------------------------------------------------------------------
    $ 1,375        Jefferson, (Royal Venders), (AMT),
                   5.90%, 8/1/04                             $  1,373,831
        300        Kanawha, (Union Carbide Chemicals and
                   Plastics), (AMT), 8.00%, 8/1/20                307,995
      1,000        Upshur Solid Waste, (TJI), (AMT),
                   7.00%, 7/15/25                               1,013,780
-------------------------------------------------------------------------
                                                             $  2,695,606
-------------------------------------------------------------------------
Insured-Education -- 6.3%
-------------------------------------------------------------------------
    $ 1,000        West Virginia University, (AMBAC),
                   5.75%, 4/1/16                             $  1,012,920
        550        West Virginia University, (AMBAC),
                   6.00%, 4/1/12                                  567,567
-------------------------------------------------------------------------
                                                             $  1,580,487
-------------------------------------------------------------------------
Insured-Electric Utilities -- 9.4%
-------------------------------------------------------------------------
    $   700        Marshall PCR, (Ohio Power), (MBIA),
                   5.45%, 7/1/14                             $    701,337
      1,500        Pleasants County Pollution Control,
                   (Potomac Edison), (AMBAC), (AMT),
                   5.50%, 4/1/29                                1,398,480
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
    $   250        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/03(1)           $    263,750
-------------------------------------------------------------------------
                                                             $  2,363,567
-------------------------------------------------------------------------
Insured-General Obligations -- 1.5%
-------------------------------------------------------------------------
    $   150        West Virginia, (FGIC), 5.25%, 11/1/26     $    138,404
        250        West Virginia, (FGIC), 5.75%, 11/1/21          250,070
-------------------------------------------------------------------------
                                                             $    388,474
-------------------------------------------------------------------------
Insured-Hospital -- 15.4%
-------------------------------------------------------------------------
    $   500        Randolph County Commission Health
                   System, (Davis Health System Inc.),
                   (FSA), 5.20%, 11/1/21                     $    455,465
      1,300        West Virginia Health Facilities
                   Authority, (Cabell Huntington Hospital),
                   (AMBAC), 6.25%, 1/1/19                       1,329,705
        850        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), (MBIA), 5.75%, 9/1/13                 871,854
      1,200        West Virginia Health Facilities
                   Authority, (MBIA), 6.10%, 1/1/18             1,213,668
-------------------------------------------------------------------------
                                                             $  3,870,692
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of
Participation -- 2.0%
-------------------------------------------------------------------------
    $   500        West Virginia School Building Authority,
                   (AMBAC), 5.60%, 7/1/17                    $    501,205
-------------------------------------------------------------------------
                                                             $    501,205
-------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 1.8%
-------------------------------------------------------------------------
    $   500        Harrison County Building Commission,
                   (Maplewood Retirement), (AMBAC),
                   5.25%, 4/1/28                             $    450,000
-------------------------------------------------------------------------
                                                             $    450,000
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.5%
-------------------------------------------------------------------------
    $   175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)                  $    120,820
-------------------------------------------------------------------------
                                                             $    120,820
-------------------------------------------------------------------------
Insured-Transportation -- 6.5%
-------------------------------------------------------------------------
    $ 1,000        West Virginia Parkways, Economic
                   Development and Tourism Authority,
                   (FGIC), 0.00%, 5/15/04                    $    812,530
      1,000        West Virginia State Roads, (FGIC),
                   4.50%, 6/1/23                                  819,430
-------------------------------------------------------------------------
                                                             $  1,631,960
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 15.1%
-------------------------------------------------------------------------
    $   250        Berkeley Public Service District Sewer,
                   (MBIA), 5.75%, 10/1/25                    $    246,318
        500        Crab Orchard Public Service District,
                   (AMBAC), 5.50%, 10/1/25                        474,300
      1,000        Fairmont Waterworks, (AMBAC),
                   4.50%, 7/1/24                                  815,570
      1,000        Parkersburg Waterworks and Sewer, (FSA),
                   5.80%, 9/1/19                                1,007,550
        500        West Virginia Water Development, (Loan
                   Program II), (FSA), 5.25%, 11/1/35             453,010
        750        West Virginia Water Development, (Loan
                   Program II), (FSA), 6.00%, 11/1/14             779,873
-------------------------------------------------------------------------
                                                             $  3,776,621
-------------------------------------------------------------------------
Nursing Home -- 1.8%
-------------------------------------------------------------------------
    $   500        Kanawha County, (Beverly Enterprises),
                   5.50%, 11/1/08                            $    456,825
-------------------------------------------------------------------------
                                                             $    456,825
-------------------------------------------------------------------------
Solid Waste -- 3.8%
-------------------------------------------------------------------------
    $ 1,000        Braxton County, (Weyerhaeuser), (AMT),
                   5.80%, 6/1/27                             $    944,790
-------------------------------------------------------------------------
                                                             $    944,790
-------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
-------------------------------------------------------------------------
    $   400        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(3)    $    317,440
-------------------------------------------------------------------------
                                                             $    317,440
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.7%
   (identified cost $24,708,639)                             $ 24,253,373
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.3%                       $    840,451
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $ 25,093,824
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 64.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.3% to 31.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2)  Security has been issued as a leveraged inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $231,812,533        $300,601,668          $186,647,438             $15,534,293
   Unrealized appreciation
      (depreciation)                   8,392,953          (2,978,339)           (2,540,018)                138,865
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $240,205,486        $297,623,329          $184,107,420             $15,673,158
-----------------------------------------------------------------------------------------------------------------------
Cash                                $     71,634        $         --          $    306,615             $        --
Receivable for investments
   sold                                1,930,380                  --                    --                  15,413
Interest receivable                    3,253,733           6,442,443             2,680,376                 296,646
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $245,461,233        $304,065,772          $187,094,411             $15,985,217
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $  1,717,170        $         --          $         --             $        --
Demand note payable                           --           1,500,000                    --                      --
Due to bank                                   --              95,540                    --                  18,992
Accrued expenses                          30,972               3,455                25,129                  10,677
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $  1,748,142        $  1,598,995          $     25,129             $    29,669
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $243,713,091        $302,466,777          $187,069,282             $15,955,548
-----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $235,320,138        $305,445,116          $189,609,300             $15,816,683
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                               8,392,953          (2,978,339)           (2,540,018)                138,865
-----------------------------------------------------------------------------------------------------------------------
TOTAL                               $243,713,091        $302,466,777          $187,069,282             $15,955,548
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $343,099,165      $195,425,984        $37,154,487              $24,708,639
   Unrealized appreciation
      (depreciation)                  5,600,249        (4,651,056)          (600,233)                (455,266)
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $348,699,414      $190,774,928        $36,554,254              $24,253,373
-------------------------------------------------------------------------------------------------------------------
Cash                               $  1,141,132      $         --        $   127,998              $   433,098
Receivable for investments
   sold                               3,087,665                --            300,000                       --
Interest receivable                   6,629,887         3,351,618            737,150                  409,984
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $359,558,098      $194,126,546        $37,719,402              $25,096,455
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Demand note payable                $  4,800,000      $  2,200,000        $        --              $        --
Due to bank                                  --            10,867                 --                       --
Payable to affiliate for
   Trustees' fees                            --                --                 --                      217
Accrued expenses                         48,080            36,090             11,468                    2,414
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  4,848,080      $  2,246,957        $    11,468              $     2,631
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $354,710,018      $191,879,589        $37,707,934              $25,093,824
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $349,109,769      $196,530,645        $38,308,167              $25,549,090
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                              5,600,249        (4,651,056)          (600,233)                (455,266)
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $354,710,018      $191,879,589        $37,707,934              $25,093,824
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                      $ 7,952,788          $10,092,894           $ 6,221,088              $ 507,527
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $ 7,952,788          $10,092,894           $ 6,221,088              $ 507,527
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   613,407          $   728,692           $   429,104              $  13,513
Trustees fees and expenses                         10,335                9,317                 8,989                    272
Legal and accounting services                      39,979               37,203                40,448                 16,766
Custodian fee                                      65,189               78,193                58,382                  7,625
Miscellaneous                                       8,340               45,046                 8,700                  2,324
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $   737,250          $   898,451           $   545,623              $  40,500
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $    18,556          $    78,193           $    14,727              $      --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $    18,556          $    78,193           $    14,727              $      --
---------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $   718,694          $   820,258           $   530,896              $  40,500
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $ 7,234,094          $ 9,272,636           $ 5,690,192              $ 467,027
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  (795,491)         $(1,819,123)          $ 1,626,357              $  25,198
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $  (795,491)         $(1,819,123)          $ 1,626,357              $  25,198
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(5,948,056)         $(3,310,773)          $(5,762,131)             $(300,671)
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(5,948,056)         $(3,310,773)          $(5,762,131)             $(300,671)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(6,743,547)         $(5,129,896)          $(4,135,774)             $(275,473)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $   490,547          $ 4,142,740           $ 1,554,418              $ 191,554
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $11,620,843       $ 6,655,478          $1,200,489               $ 763,829
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $11,620,843       $ 6,655,478          $1,200,489               $ 763,829
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   856,723       $   451,557          $   47,062               $  24,899
Trustees fees and expenses                        13,027             7,244               5,345                   1,288
Legal and accounting services                     40,423            36,368              19,736                  16,200
Custodian fee                                     85,832            62,112              10,144                   9,040
Interest expense                                  57,895            38,600                  --                      --
Miscellaneous                                      6,192             6,382               4,011                   1,912
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $ 1,060,092       $   602,263          $   86,298               $  53,339
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $        --       $        --          $    4,063               $      --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $        --       $        --          $    4,063               $      --
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $ 1,060,092       $   602,263          $   82,235               $  53,339
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $10,560,751       $ 6,053,215          $1,118,254               $ 710,490
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (541,438)      $  (107,570)         $ (379,717)              $ (39,236)
   Financial futures contracts                    95,836            51,376                  --                  (1,472)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (445,602)      $   (56,194)         $ (379,717)              $ (40,708)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(2,627,559)      $(6,547,365)         $  (93,775)              $(307,370)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(2,627,559)      $(6,547,365)         $  (93,775)              $(307,370)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(3,073,161)      $(6,603,559)         $ (473,492)              $(348,078)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $ 7,487,590       $  (550,344)         $  644,762               $ 362,412
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $  7,234,094        $  9,272,636          $  5,690,192             $   467,027
   Net realized gain (loss)                       (795,491)         (1,819,123)            1,626,357                  25,198
   Net change in unrealized appreciation
      (depreciation)                            (5,948,056)         (3,310,773)           (5,762,131)               (300,671)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $    490,547        $  4,142,740          $  1,554,418             $   191,554
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  9,355,785        $ 16,225,304          $  5,987,889             $   200,995
   Withdrawals                                 (36,333,439)        (64,773,539)          (32,750,132)             (2,373,840)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(26,977,654)       $(48,548,235)         $(26,762,243)            $(2,172,845)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(26,487,107)       $(44,405,495)         $(25,207,825)            $(1,981,291)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $243,713,091        $302,466,777          $187,069,282             $15,955,548
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 10,560,751      $  6,053,215        $ 1,118,254              $   710,490
   Net realized loss                             (445,602)          (56,194)          (379,717)                 (40,708)
   Net change in unrealized appreciation
      (depreciation)                           (2,627,559)       (6,547,365)           (93,775)                (307,370)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $  7,487,590      $   (550,344)       $   644,762              $   362,412
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  7,322,702      $  5,581,835        $ 2,009,372              $   663,167
   Withdrawals                                (62,218,385)      (29,615,929)        (6,677,897)              (2,892,631)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(54,895,683)     $(24,034,094)       $(4,668,525)             $(2,229,464)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(47,408,093)     $(24,584,438)       $(4,023,763)             $(1,867,052)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                       $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $354,710,018      $191,879,589        $37,707,934              $25,093,824
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 15,716,361        $  21,473,674         $ 12,782,948             $ 1,061,925
   Net realized gain                             3,046,334            8,737,267            2,848,962                 222,390
   Net change in unrealized appreciation
      (depreciation)                           (29,972,370)         (44,500,638)         (23,254,394)             (1,674,816)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $ (14,289,697)        $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,307,078        $  22,428,860         $ 22,537,239             $ 1,934,210
   Withdrawals                                 (56,905,888)        (117,286,711)         (53,364,100)             (4,346,534)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(30,598,810)       $ (94,857,851)        $(30,826,861)            $(2,412,324)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(41,808,485)       $(109,147,548)        $(38,449,345)            $(2,802,825)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
   Net realized gain (loss)                       (66,830)         (146,960)           (41,650)                 268,614
   Net change in unrealized appreciation
      (depreciation)                          (38,370,632)      (17,608,485)        (3,927,649)              (2,763,471)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  31,675,644      $ 15,132,326        $ 7,437,315              $ 1,765,713
   Withdrawals                               (101,151,980)      (49,186,424)        (6,067,386)              (5,785,114)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                $ (69,476,336)     $(34,054,098)       $ 1,369,929              $(4,019,401)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (83,945,905)     $(38,566,423)       $  (339,675)             $(4,958,668)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CALIFORNIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.58%(1)        0.56%        0.55%        0.57%        0.57%        0.59%
   Expenses after custodian
      fee reduction                       0.57%(1)        0.54%        0.53%        0.56%        0.56%        0.58%
   Net investment income                  5.76%(1)        5.30%        5.33%        5.76%        5.93%        6.22%
Portfolio Turnover                           9%             28%          16%          12%          14%          58%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $243,713        $270,200     $312,009     $327,004     $370,590     $410,763
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  FLORIDA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(1)        0.52%        0.51%        0.52%        0.52%        0.55%
   Expenses after custodian
      fee reduction                       0.51%(1)        0.48%        0.47%        0.48%        0.49%        0.52%
   Net investment income                  5.82%(1)        5.26%        5.03%        5.53%        5.67%        5.94%
Portfolio Turnover                           9%             40%          25%          54%          51%          61%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $302,467        $346,843     $456,020     $514,201     $624,374     $712,203
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MASSACHUSETTS PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(1)        0.52%        0.54%        0.53%        0.55%        0.56%
   Expenses after custodian
      fee reduction                       0.55%(1)        0.50%        0.52%        0.52%        0.54%        0.53%
   Net investment income                  5.85%(1)        5.40%        5.36%        5.75%        5.77%        6.00%
Portfolio Turnover                           5%             24%          28%          35%          51%          87%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $187,069        $212,277     $250,726     $253,675     $281,129     $302,170
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MISSISSIPPI PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.48%(1)         0.36%        0.37%        0.38%        0.29%        0.27%
   Net expenses after
      custodian fee reduction            0.48%(1)         0.34%        0.35%        0.37%        0.26%        0.23%
   Net investment income                 5.54%(1)         5.30%        5.21%        5.59%        5.77%        5.97%
Portfolio Turnover                          4%              16%          17%           6%          12%          52%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $15,956          $17,937      $20,740      $22,127      $25,280      $28,993
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                      0.40%        0.39%
   Expenses after custodian
      fee reduction                                                                              0.37%        0.35%
   Net investment income                                                                         5.66%        5.85%
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 NEW YORK PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.54%(1)        0.53%        0.53%        0.57%        0.52%        0.54%
   Expenses after custodian
      fee reduction                       0.54%(1)        0.52%        0.51%        0.57%        0.49%        0.51%
   Net investment income                  5.70%(1)        5.30%        5.28%        5.60%        5.64%        5.97%
Portfolio Turnover                          17%             41%          55%          44%          47%          55%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $354,710        $402,118     $486,064     $527,604     $604,530     $652,736
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OHIO PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.60%(1)        0.55%        0.56%        0.56%        0.57%        0.57%
   Expenses after custodian
      fee reduction                       0.60%(1)        0.54%        0.54%        0.55%        0.56%        0.55%
   Net investment income                  6.02%(1)        5.54%        5.50%        5.70%        5.69%        5.80%
Portfolio Turnover                          13%             59%          17%          30%          35%          51%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $191,880        $216,464     $255,030     $271,269     $292,671     $319,017
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               RHODE ISLAND PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.44%(1)         0.39%        0.39%        0.27%        0.27%        0.29%
   Net expenses after
      custodian fee reduction            0.42%(1)         0.35%        0.36%        0.23%        0.24%        0.25%
   Net investment income                 5.73%(1)         5.24%        5.28%        5.54%        5.69%        5.96%
Portfolio Turnover                         10%              18%          24%          39%          25%          42%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $37,708          $41,732      $42,071      $40,218      $42,167      $42,906
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                         0.39%        0.40%        0.41%
   Expenses after custodian
      fee reduction                                                                 0.35%        0.37%        0.37%
   Net investment income                                                            5.42%        5.56%        5.84%
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               WEST VIRGINIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.42%(1)         0.40%        0.37%        0.38%        0.42%        0.31%
   Net expenses after
      custodian fee reduction            0.42%(1)         0.38%        0.34%        0.36%        0.38%        0.29%
   Net investment income                 5.55%(1)         5.13%        5.34%        5.44%        5.41%        5.81%
Portfolio Turnover                          0%              32%          16%          24%          43%          19%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $25,094          $26,961      $31,920      $33,503      $39,501      $40,835
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken,the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                   0.39%
   Expenses after custodian
      fee reduction                                                                                           0.37%
   Net investment income                                                                                      5.73%
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California                                $613,407            0.49%
    Florida                                    728,692            0.46%
    Massachusetts                              429,104            0.44%
    Mississippi                                 13,513            0.16%
    New York                                   856,723            0.46%
    Ohio                                       451,557            0.45%
    Rhode Island                                47,062            0.24%
    West Virginia                               24,899            0.19%

 *    Advisory fees paid as a percentage of average daily net assets
      (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2000 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 22,607,151
    Sales                                       40,265,448

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 30,116,503
    Sales                                       82,610,741

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 10,182,943
    Sales                                       33,200,909

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $    714,696
    Sales                                        2,282,134

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 61,697,883
    Sales                                      119,198,729
    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 24,949,816
    Sales                                       43,304,883
    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  3,776,120
    Sales                                        7,544,287

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $         --
    Sales                                        1,977,470

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2000, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $231,812,533
    ------------------------------------------------------
    Gross unrealized appreciation             $ 17,966,717
    Gross unrealized depreciation               (9,573,764)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,392,953
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $300,601,668
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,744,744
    Gross unrealized depreciation              (13,723,083)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,978,339)
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $186,647,438
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,678,373
    Gross unrealized depreciation               (8,218,391)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,540,018)
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 15,534,293
    ------------------------------------------------------
    Gross unrealized appreciation             $    522,691
    Gross unrealized depreciation                 (383,826)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    138,865
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $343,099,165
    ------------------------------------------------------
    Gross unrealized appreciation             $ 11,990,193
    Gross unrealized depreciation               (6,389,944)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,600,249
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $195,425,984
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,456,142
    Gross unrealized depreciation               (9,107,198)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (4,651,056)
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,154,487
    ------------------------------------------------------
    Gross unrealized appreciation             $    746,480
    Gross unrealized depreciation               (1,346,713)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (600,233)
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 24,708,639
    ------------------------------------------------------
    Gross unrealized appreciation             $    348,097
    Gross unrealized depreciation                 (803,363)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (455,266)
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Line of Credit
-------------------------------------------
   Each Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios primarily to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2000, the Florida Portfolio, New York Portfolio and Ohio Portfolio had a balance outstanding pursuant to this line of credit of $1,500,000, $4,800,000 and $2,200,000 respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 2000, there were no such financial instruments outstanding.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolio

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida,
and Mississippi Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

--------------------------------------------------------------------------------

  PORTFOLIO INVESTMENT ADVISER
  BOSTON MANAGEMENT AND RESEARCH
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109

  FUND ADMINISTRATOR
  EATON VANCE MANAGEMENT
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109

  PRINCIPAL UNDERWRITER
  EATON VANCE DISTRIBUTORS, INC.
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109
  (617) 482-8260

  CUSTODIAN
  INVESTORS BANK & TRUST COMPANY
  200 Clarendon Street
  Boston, MA 02116

  TRANSFER AGENT
  PFPC, INC.
  Attention:  Eaton Vance Funds
  P.O. Box 9653
  Providence, RI 02904-9653













  EATON VANCE MUNICIPALS TRUST
  THE EATON VANCE BUILDING
  255 STATE STREET
  BOSTON, MA 02109




--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

438-5/00                                                            MUNISRC-5/00
--------------------------------------------------------------------------------